Nuveen ESG Emerging Markets Equity ETF (NUEM)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.5%
	COMMON STOCKS – 99.5%
	Communication Services – 12.8%
22,374	Advanced Info Service PCL, (2)	$128,578
232,878	Axiata Group Bhd	191,833
44,761	Bharti Airtel Ltd	338,806
77	CD Projekt SA, (3)	6,318
148,063	Chunghwa Telecom Co Ltd	571,049
7,731	DiGiCom Bhd	7,248
17,069	Emirates Telecommunications Group Co PJSC	92,382
2,536	Far EasTone Telecommunications Co Ltd	5,434
154	Globe Telecom Inc	6,217
2,247	Hellenic Telecommunications Organization SA	32,759
7,358	Info Edge India Ltd	443,537
5,763	Maxis Bhd	6,800
105,369	MTN Group	438,206
915	MultiChoice Group	7,840
2,498	NAVER Corp	765,970
2,364	Ooredoo QPSC	5,408
4,561	Orange Polska SA, (3)	8,051
4,087	SK Telecom Co Ltd	891,497
1,608	Taiwan Mobile Co Ltd	5,524
46,163	Telefonica Brasil SA	382,173
7,096	Telekom Malaysia Bhd	11,146
72,083	Tencent Holdings Ltd	6,335,506
7,675	Total Access Communication PCL, (2)	8,334
76,405	True Corp PCL, (2)	8,169
10,921	Turkcell Iletisim Hizmetleri AS	23,852
777	Vodacom Group Ltd	6,389
1,500	Wuhu Sanqi Interactive Entertainment Network Technology Group Co Ltd	7,526
	Total Communication Services	10,736,552
	Consumer Discretionary – 18.2%
23,287	Alibaba Group Holding Ltd, Sponsored ADR, (3)	5,910,939
55,969	Asset World Corp PCL, (2)	8,602
43,804	BYD Co Ltd	1,341,149
3,850	BYD Co Ltd	147,625
3,904	Cheng Shin Rubber Industry Co Ltd	5,570

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Consumer Discretionary (continued)
222	Eicher Motors Ltd	$8,393
460	FF Group, (3), (4)	671
172,457	Geely Automobile Holdings Ltd	630,546
5,795	Hangzhou Robam Appliances Co Ltd	34,644
200	Hero MotoCorp Ltd	8,969
12,204	Home Product Center PCL, (2)	5,586
321	Hotai Motor Co Ltd	6,500
24,893	Koolearn Technology Holding Ltd, 144A, (3)	87,965
11,002	LG Electronics Inc	1,504,833
875	Lojas Renner SA	6,646
5,918	Mahindra & Mahindra Ltd	61,078
61,999	Meituan, 144A, (3)	2,844,941
10,323	Minor International PCL, (2)	8,554
750	Mr Price Group Ltd	8,613
6,199	Naspers Ltd	1,432,328
11,560	NIO Inc., ADR, (3)	658,920
58,653	Suningcom Co Ltd	60,186
84,816	TCL Technology Group Corp	113,103
16,200	Titan Co Ltd	315,740
14,342	Tongcheng-Elong Holdings Ltd, (3)	25,673
1,500	Weifu High-Technology Group Co Ltd	5,330
2,963	Woolworths Holdings Ltd/South Africa	8,844
	Total Consumer Discretionary	15,251,948
	Consumer Staples – 6.1%
24,804	Almarai Co JSC	357,106
39	Amorepacific Corp, (3)	7,775
130	AMOREPACIFIC Group, (3)	6,845
1,572	Arca Continental SAB de CV	7,253
1,862	Atacadao SA	6,494
7,040	Berli Jucker PCL, (2)	7,821
785	BGF retail Co Ltd, (3)	119,301
434	Bid Corp Ltd	7,282
899	Britannia Industries Ltd	43,225
9,700	By-health Co Ltd	33,460
700	Chacha Food Co Ltd	6,771
8,431	Charoen Pokphand Foods PCL, (2)	7,676
13,800	China Feihe Ltd, 144A	41,291
114,074	China Mengniu Dairy Co Ltd	680,426
580	Cia Brasileira de Distribuicao	8,018
24	CJ CheilJedang Corp, (3)	9,140

Shares	Description (1)	Value
	Consumer Staples (continued)
437	Clicks Group Ltd	$7,214
2,212	Coca-Cola Femsa SAB de CV	9,794
393	Colgate-Palmolive India Ltd	8,635
3,817	CP ALL PCL	7,301
1,157	Dabur India Ltd	8,146
215,741	Dali Foods Group Co Ltd, 144A	129,937
2,176	Embotelladora Andina SA	5,527
97,817	Fomento Economico Mexicano SAB de CV	675,217
988	Fraser & Neave Holdings Bhd	7,797
200	Fu Jian Anjoy Foods Co Ltd	7,663
756	Godrej Consumer Products Ltd	7,770
600	Gruma SAB de CV	6,675
2,746	GS Retail Co Ltd, (3)	85,184
28,569	Hindustan Unilever Ltd	886,712
37,406	Inner Mongolia Yili Industrial Group Co Ltd	256,665
4,784	Kimberly-Clark de Mexico SAB de CV	8,518
1,210	Kuala Lumpur Kepong Bhd	6,956
5	LG Household & Health Care Ltd	6,960
216	LG Household & Health Care Ltd	135,169
1,527	Marico Ltd	8,678
745	Natura & Co Holding SA, (3)	6,694
2,378	Nestle India Ltd	558,973
224	Nestle Malaysia Bhd	7,591
6,370	Osotspa PCL, (2)	7,609
1,475	PPB Group Bhd	6,750
26,094	Savola Group	274,454
888	Shoprite Holdings Ltd	8,266
582	SPAR Group Ltd	7,503
2,718	Standard Foods Corp	5,484
14,617	Thai Union Group PCL, (2)	6,740
449,862	Unilever Indonesia Tbk PT	222,045
2,823	Vinda International Holdings Ltd	9,539
8,980	X5 Retail Group NV GDR, (2)	317,712
	Total Consumer Staples	5,065,762
	Energy – 1.6%
16,562	Cosan SA	227,692
29,750	Offshore Oil Engineering Co Ltd	19,536
30,920	Petronas Dagangan Bhd	148,080
48,356	Qatar Fuel QSC	247,823
250,980	Qatar Gas Transport Co Ltd	227,405

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Energy (continued)
119,258	Thai Oil PCL, (2)	$217,159
74,676	Ultrapar Participacoes SA	297,897
	Total Energy	1,385,592
	Financials – 15.7%
1,117	Absa Group Ltd	8,478
3,326	Abu Dhabi Commercial Bank PJSC	5,831
9,414	AMMB Holdings Bhd	7,173
78,048	B3 SA - Brasil Bolsa Balcao	854,851
98,348	Banco Bradesco SA	445,649
30,463	Banco Bradesco SA	120,742
218	Banco de Credito e Inversiones SA	9,169
10,357	Banco do Brasil SA	64,232
1,333	Banco Santander Brasil SA	9,585
142,922	Banco Santander Chile	7,260
1,033	Bancolombia SA	8,878
607	Bancolombia SA	5,374
74,698	Bandhan Bank Ltd, 144A, (3)	318,357
1,929	Bangkok Bank PCL	7,315
3,723	Bank Central Asia Tbk PT	8,969
409,715	Bank Negara Indonesia Persero Tbk PT	162,075
35,193	Bank of Hangzhou Co Ltd	80,311
90,968	Bank of Shanghai Co Ltd	114,387
18,974	Bank Polska Kasa Opieki SA, (3)	324,961
1,178,045	Bank Rakyat Indonesia Persero Tbk PT	350,978
21,273	BDO Unibank Inc	44,558
135,915	Cathay Financial Holding Co Ltd	193,662
1,595	Chailease Holding Co Ltd	8,829
8,554	CIMB Group Holdings Bhd	8,126
5,712	Commercial Bank PSQC	6,711
4,251	Commercial International Bank Egypt SAE	17,088
915	Credicorp Ltd	137,552
11,094	CTBC Financial Holding Co Ltd	7,527
5,088	DB Insurance Co Ltd, (3)	167,386
8,818	ESun Financial Holding Co Ltd	7,432
103,258	First Abu Dhabi Bank PJSC	422,236
9,245	First Financial Holding Co Ltd	6,669
4,394	FirstRand Ltd	13,948
405,921	Fubon Financial Holding Co Ltd	660,288
83,674	Grupo Financiero Banorte SAB de CV, (3)	422,435
281,598	Haitong Securities Co Ltd	250,952

Shares	Description (1)	Value
	Financials (continued)
36,876	Haitong Securities Co Ltd	$70,184
30,658	HDFC Life Insurance Co Ltd, 144A, (3)	285,654
11,629	Hua Nan Financial Holdings Co Ltd	7,122
45,825	Huatai Securities Co Ltd	123,710
151,539	Huatai Securities Co Ltd, 144A	241,560
79,927	Huaxia Bank Co Ltd	75,688
707	Hyundai Marine & Fire Insurance Co Ltd, (3)	12,578
128,922	Industrial Bank Co Ltd	462,319
113,610	Itausa SA	220,780
2,349	Kasikornbank PCL	9,928
13,766	KB Financial Group Inc, (3)	495,950
944	Komercni banka as	28,905
31,188	Kotak Mahindra Bank Ltd, (3)	731,204
5,554	Krungthai Card PCL, (2)	12,062
102,304	Kuwait Finance House KSCP	241,570
3,756	Malayan Banking Bhd	7,256
5,357	MCB Bank Ltd	6,442
6,483	Mega Financial Holding Co Ltd	6,517
8,307	Metropolitan Bank & Trust	7,775
2,885	Moneta Money Bank AS, 144A	9,845
3,420	Muangthai Capital PCL, (2)	7,513
89,636	National Bank of Kuwait SAKP	258,429
2,203	Nedbank Group Ltd	17,912
486,736	Old Mutual Ltd	419,720
325	OTP Bank Nyrt, (3)	14,934
104,982	Ping An Insurance Group Co of China Ltd	1,236,142
41,543	Ping An Insurance Group Co of China Ltd	509,997
371,547	Public Bank Bhd	385,104
33,327	Qatar National Bank QPSC	164,850
893	Remgro Ltd	5,962
4,781	RHB Bank Bhd	6,032
3,174	Samsung Fire & Marine Insurance Co Ltd	476,696
1,879	Samsung Life Insurance Co Ltd	118,592
3,316	Santander Bank Polska SA, (3)	161,728
3,735	Shanghai Commercial & Savings Bank Ltd	4,988
27,016	Shinhan Financial Group Co Ltd, (3)	740,247
10,305	Shriram Transport Finance Co Ltd	182,484
2,941	Siam Commercial Bank PCL, (2)	9,261
1,313	Standard Bank Group Ltd	10,982
16,879	Taishin Financial Holding Co Ltd	7,535

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
22,264	Taiwan Business Bank	$7,235
8,762	Turkiye Is Bankasi, Series C, (3)	7,371
10,464	Yuanta Financial Holding Co Ltd	7,436
	Total Financials	13,108,173
	Health Care – 4.4%
133,569	3SBio Inc, 144A, (3)	124,545
2,679	AK Medical Holdings Ltd, 144A	4,830
13,884	Alibaba Health Information Technology Ltd, (3)	43,511
898	Aspen Pharmacare Holdings Ltd, (3)	8,536
8,190	Bangkok Dusit Medical Services PCL	5,664
930	BeiGene Ltd, ADR, (3)	297,600
1,360	Biocon Ltd, (3)	6,945
2,336	Bumrungrad Hospital PCL, (2)	9,795
900	Chengdu Kanghong Pharmaceutical Group Co Ltd	5,681
142,641	China Medical System Holdings Ltd	204,933
800	China National Accord Medicines Corp Ltd	4,769
771	China National Medicines Corp Ltd	4,741
1,418	China Resources Sanjiu Medical & Pharmaceutical Co Ltd	5,461
399,103	CSPC Pharmaceutical Group Ltd	407,655
4,971	Genscript Biotech Corp, (3)	6,347
1,118	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	4,818
400	Guangzhou Kingmed Diagnostics Group Co Ltd	9,716
25	Hanmi Pharm Co Ltd, (3)	8,560
1,651	Huadong Medicine Co Ltd	6,759
744	Hutchison China MediTech Ltd, ADR, (3)	23,741
4,443	IHH Healthcare Bhd	5,616
300	Intco Medical Technology Co Ltd	10,906
3,100	Joincare Pharmaceutical Group Industry Co Ltd	5,905
2,500	Jointown Pharmaceutical Group Co Ltd, (3)	7,339
63,999	Kalbe Farma Tbk PT	6,683
5,098	Kossan Rubber Industries	5,612
700	Livzon Pharmaceutical Group Inc	3,861
58,813	Luye Pharma Group Ltd, 144A	29,506
1,833	Microport Scientific Corp	12,825
1,000	Nanjing King-Friend Biochemical Pharmaceutical Co Ltd	4,968
582	Notre Dame Intermedica Participacoes SA	10,074
500	Ovctek China Inc	8,549
578	Ping An Healthcare and Technology Co Ltd, 144A, (3)	7,182
342	Richter Gedeon Nyrt	9,691
3,592	Shandong Weigao Group Medical Polymer Co Ltd	6,717

Shares	Description (1)	Value
	Health Care (continued)
900	Shanghai Fosun Pharmaceutical Group Co Ltd	$6,353
73,449	Shanghai Pharmaceuticals Holding Co Ltd	127,122
1,600	Shenzhen Mindray Bio-Medical Electronics Co Ltd	111,373
138,614	Sinopharm Group Co Ltd	338,586
34,860	SSY Group Ltd	18,388
4,107	Supermax Corp Bhd, (3)	6,908
8,500	Tianjin Chase Sun Pharmaceutical Co Ltd	5,370
2,574	Winning Health Technology Group Co Ltd	6,086
26,777	WuXi AppTec Co Ltd, 144A	638,875
13,075	WuXi AppTec Co Ltd	337,630
39,936	Wuxi Biologics Cayman Inc, 144A, (3)	561,917
133	Yuhan Corp, (3)	7,812
7,805	Yunnan Baiyao Group Co Ltd	161,113
	Total Health Care	3,657,574
	Industrials – 5.9%
408	51job Inc., ADR, (3)	26,871
8,064	Air China Ltd	5,606
7,912	Air China Ltd	8,843
221,075	Airports of Thailand PCL, (2)	439,491
23,233	A-Living Smart City Services Co Ltd, 144A	101,425
18,660	Ayala Corp	298,858
696	Bidvest Group Ltd	7,253
21,489	BOC Aviation Ltd, 144A	175,568
22,689	BTS Group Holdings PCL, (2)	7,164
13,346	China Eastern Airlines Corp Ltd	9,510
114,058	China Lesso Group Holdings Ltd	189,757
96	CJ Corp, (3)	8,076
7,829	Contemporary Amperex Technology Co Ltd	430,375
11,738	Country Garden Services Holdings Co Ltd	95,901
271	Doosan Bobcat Inc, (3)	7,353
576	Doosan Heavy Industries & Construction Co Ltd, (3)	6,050
72,413	ElSewedy Electric Co	48,030
661	Eve Energy Co Ltd	10,928
9,798	Evergreen Marine Corp Taiwan Ltd, (3)	10,917
7,621	Far Eastern New Century Corp	7,076
1,400	Gotion High-tech Co Ltd, (3)	7,952
6,842	Greentown Service Group Co Ltd	7,721
355	Grupo Aeroportuario del Sureste SAB de CV, (3)	5,664
6,205	GS Engineering & Construction Corp, (3)	211,622
629	GT Capital Holdings Inc	6,986

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Industrials (continued)
3,442	HAP Seng Consolidated Bhd	$6,965
922	Havells India Ltd	13,193
641	Hiwin Technologies Corp	9,065
972	Hyundai Heavy Industries Holdings Co Ltd, (3)	204,202
5,533	JG Summit Holdings Inc	6,997
4,100	Jiangsu Zhongtian Technology Co Ltd	6,683
9,807	LG Corp, (3)	868,830
648	Localiza Rent a Car SA	7,582
254	Lotte Corp	7,368
137,962	MISC Bhd	203,402
1,812	Rumo SA, (3)	6,737
483	Samsung Engineering Co Ltd, (3)	5,333
7,700	Shanghai Electric Group Co Ltd, (3)	6,419
5,800	Shanghai International Airport Co Ltd	71,131
513	Shenzhen Inovance Technology Co Ltd	7,578
115,213	Shenzhen International Holdings Ltd	189,896
2,839	Siemens Ltd	61,889
13,138	Sime Darby Bhd	7,150
26,972	Sinotrans Ltd	16,079
70,839	Sinotruk Hong Kong Ltd	221,091
5,503	Taiwan High Speed Rail Corp	5,679
3,729	Turk Hava Yollari AO, (3)	6,187
21,323	WEG SA	327,241
77,165	Xinjiang Goldwind Science & Technology Co Ltd	161,021
21,902	Xinjiang Goldwind Science & Technology Co Ltd	49,267
1,300	Zhejiang Chint Electrics Co Ltd	7,465
9,779	Zhejiang Weixing New Building Materials Co Ltd	32,244
13,632	Zhengzhou Yutong Bus Co Ltd	29,500
39,702	Zoomlion Heavy Industry Science and Technology Co Ltd	76,672
139,499	Zoomlion Heavy Industry Science and Technology Co Ltd	191,064
	Total Industrials	4,948,927
	Information Technology – 21.4%
14,672	360 Security Technology Inc	37,058
74,550	AAC Technologies Holdings Inc	405,255
783	Accton Technology Corp	7,536
12,130	Acer Inc	11,717
1,700	Addsino Co Ltd	6,555
79,383	ASE Technology Holding Co Ltd	260,807
609,492	AU Optronics Corp, (3)	321,043
5,451	Beijing Shiji Information Technology Co Ltd	28,306

Shares	Description (1)	Value
	Information Technology (continued)
2,305	Chicony Electronics Co Ltd	$7,120
33,588	China Innovationpay Group Ltd, (3)	14,511
10,729	Compal Electronics Inc	8,218
140,453	Delta Electronics Inc	1,416,944
20,200	GoerTek Inc	104,110
65,800	Infosys Ltd	1,127,330
2,281	Kingdee International Software Group Co Ltd	9,208
746,352	Lenovo Group Ltd	878,814
23,990	LG Display Co Ltd, (3)	466,460
1,464	LG Innotek Co Ltd	261,756
4,183	Lite-On Technology Corp	8,201
2,127	Micro-Star International Co Ltd	9,912
2,668	Samsung SDI Co Ltd	1,750,681
309,085	Taiwan Semiconductor Manufacturing Co Ltd	6,523,319
30,567	Tata Consultancy Services Ltd	1,310,053
1,494	TOTVS SA	7,771
3,198	TravelSky Technology Ltd	7,143
15,080	Unisplendour Corp Ltd	48,178
462,969	United Microelectronics Corp	826,657
2,268	Vanguard International Semiconductor Corp	9,071
34,417	Win Semiconductors Corp	508,835
40,806	Wipro Ltd	234,903
7,033	Wistron Corp	7,849
225,725	Xinyi Solar Holdings Ltd	494,893
38,249	Yageo Corp	784,035
	Total Information Technology	17,904,249
	Materials – 8.0%
292	Anglo American Platinum Ltd	29,443
12,035	Asian Paints Ltd	397,950
2,588,871	Barito Pacific Tbk PT, (3)	163,304
14,598	Beijing Oriental Yuhong Waterproof Technology Co Ltd	109,910
898	Berger Paints India Ltd	8,776
20,479	China Jushi Co Ltd	71,626
339,486	China Molybdenum Co Ltd	214,536
10,965	China Molybdenum Co Ltd	10,315
144,593	Eregli Demir ve Celik Fabrikalari TAS	284,293
2,821	Formosa Chemicals & Fibre Corp	7,797
6,352	Ganfeng Lithium Co Ltd	118,133
10,100	GEM Co Ltd	12,528
100,826	Gerdau SA	429,361

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Materials (continued)
785	Gold Fields Ltd	$7,763
1,422	Grasim Industries Ltd	20,698
1,000	Guangdong Hongda Blasting Co Ltd	4,792
175	Hanwha Solutions Corp, (3)	7,791
5,858	Hengli Petrochemical Co Ltd	35,103
21,412	Impala Platinum Holdings Ltd	294,711
6,783	Indorama Ventures PCL, (2)	7,932
413	Industrias Penoles SAB de CV, (3)	6,249
1,618	KGHM Polska Miedz SA, (3)	81,958
2,900	Kingfa Sci & Tech Co Ltd	12,628
1,524	Klabin SA	7,844
864	Korea Zinc Co Ltd, (3)	313,592
6,653	Kumba Iron Ore Ltd	268,825
58	Kumho Petrochemical Co Ltd, (3)	12,833
137,750	Lee & Man Paper Manufacturing Ltd	121,337
795	Lotte Chemical Corp, (3)	185,495
42,066	Nan Ya Plastics Corp	98,546
31,880	National Industrialization Co, (3)	114,575
689	Northam Platinum Ltd, (3)	8,695
53,600	Pangang Group Vanadium Titanium & Resources Co Ltd, (3)	16,226
248,677	Petronas Chemicals Group Bhd	412,770
3,033	PhosAgro PJSC GDR	47,557
350	Pidilite Industries Ltd	8,069
5,774	Polymetal International PLC	125,355
5,965	Polyus PJSC GDR	563,991
106,042	PTT Global Chemical PCL, (2)	209,037
42,552	Saudi Arabian Mining Co, (3)	477,622
19,300	Shandong Nanshan Aluminum Co Ltd	9,977
900	Shandong Sinocera Functional Material Co Ltd	6,706
300	Shanghai Putailai New Energy Technology Co Ltd	4,625
27,722	Siam Cement PCL, (2)	350,114
16	SK Chemicals Co Ltd, (3)	6,022
4,838	Taiwan Cement Corp	6,937
2,794	Tongkun Group Co Ltd	10,063
13,000	Transfar Zhilian Co Ltd	12,149
50,938	UPL Ltd	392,577
3,100	Xiamen Tungsten Co Ltd	8,518
25,029	Yanbu National Petrochemical Co	427,076
441	Yunnan Energy New Material Co Ltd	9,035
6,614	Zhaojin Mining Industry Co Ltd	7,174

Shares	Description (1)	Value
	Materials (continued)
7,251	Zhejiang Huayou Cobalt Co Ltd, (3)	$111,461
	Total Materials	6,692,400
	Real Estate – 2.3%
9,652	Aldar Properties PJSC	9,197
15,570	Ayala Land Inc	12,209
48,618	Cencosud Shopping SA	70,536
4,711	Central Pattana PCL, (2)	7,713
4,815	China Merchants Shekou Industrial Zone Holdings Co Ltd	8,835
378,821	China Overseas Land & Investment Ltd	854,000
12,027	China Overseas Property Holdings Ltd	7,445
83,911	China Vanke Co Ltd	301,389
9,424	CIFI Holdings Group Co Ltd	7,766
14,908	Franshion Properties China Ltd	5,864
5,304	Growthpoint Properties Ltd	4,271
33,967	Guangzhou R&F Properties Co Ltd	41,923
30,795	Land & Houses PCL, (2)	8,025
4,279	Logan Group Co Ltd	6,413
1,212	Longfor Group Holdings Ltd, 144A	6,854
1,626	NEPI Rockcastle PLC	9,884
1,091	Poly Property Services Co Ltd	8,217
5,524	Ruentex Development Co Ltd	7,644
326,887	Shenzhen Investment Ltd	108,346
15,393	Shimao Group Holdings Ltd	44,767
226,146	SM Prime Holdings Inc	166,045
98,700	Wharf Holdings Ltd	218,178
	Total Real Estate	1,915,521
	Utilities – 3.1%
9,795	China Longyuan Power Group Corp Ltd	14,350
3,010	Cia Energetica de Minas Gerais	7,553
554	Cia Paranaense de Energia	6,624
1,282	CPFL Energia SA	7,305
2,897,011	Enel Americas SA	437,194
103,104	Enel Chile SA	7,491
984	Energisa SA	8,876
4,453	Energy Absolute PCL, (2)	9,671
805	Engie Brasil Energia SA	6,334
80,329	ENN Energy Holdings Ltd	1,245,258
1,801	Equatorial Energia SA	7,429
6,803	Gulf Energy Development PCL, (2)	7,614
2,284	Infraestructura Energetica Nova SAB de CV, (3)	8,468

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Utilities (continued)
46,521	Interconexion Electrica SA ESP	$301,309
194,239	Power Grid Corp of India Ltd	489,591
	Total Utilities	2,565,067
	Total Common Stocks (cost $63,722,037)	83,231,765

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0%
	Health Care – 0.0%
8	Microport Scientific Corp, (4)	$ —
	Information Technology – 0.0%
3,176	Legend Holdings Corp, (4)	1
	Materials – 0.0%
25	Hanwha Solutions Corp	143
	Total Common Stock Rights (cost $-)	144
	Total Long-Term Investments (cost $63,722,037)	83,231,909

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	SHORT-TERM INVESTMENTS – 1.9%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.9%
$1,577	Federal Agricultural Mortgage Corp Discount Notes	0.000%	2/01/21	N/R	$1,577,000
	Total Short-Term Investments (cost $1,577,000)				1,577,000
	Total Investments (cost $65,299,037) – 101.4%				84,808,909
	Other Assets Less Liabilities – (1.4)%				(1,195,009)
	Net Assets – 100%				$83,613,900

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$81,413,163	$1,817,931	$671	$83,231,765
Common Stock Rights	143	—	1	144
Short-Term Investments:
U.S. Government and Agency Obligations	—	1,577,000	—	1,577,000
Total	$81,413,306	$3,394,931	$672	$84,808,909

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Nuveen ESG International Developed Markets Equity ETF (NUDM)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.6%
	COMMON STOCKS – 99.6%
	Communication Services – 5.1%
3,645	BT Group PLC, (2)	$6,287
172	Capcom Co Ltd	10,826
128	Elisa Oyj	7,632
20,947	KDDI Corp	616,035
3,257	Koninklijke KPN NV	10,193
2,209	Nintendo Co Ltd	1,278,201
576	Orange SA	6,791
521	SEEK Ltd	11,213
453,560	Singapore Telecommunications Ltd	806,572
1,175	SoftBank Corp	15,454
13	Swisscom AG	7,093
549	Tele2 AB	7,612
2,900	Telecom Corp of New Zealand Ltd	10,032
34,030	Telenor ASA	565,181
528,085	Vodafone Group PLC	905,298
1,024	WPP PLC	10,768
25,301	Z Holdings Corp	157,178
	Total Communication Services	4,432,366
	Consumer Discretionary – 11.9%
9,996	Accor SA	337,971
984	Barratt Developments PLC	8,632
3,176	Bayerische Motoren Werke AG	208,167
8,142	Bayerische Motoren Werke AG	692,519
137	Berkeley Group Holdings PLC	7,881
4,203	Cie Financiere Richemont SA	391,575
20,571	Compass Group PLC, (2)	370,191
3,344	Delivery Hero SE, 144A, (2)	509,860
9	Fast Retailing Co Ltd	7,721
3,105	HelloFresh SE, (2)	263,304
434	Hennes & Mauritz AB	9,325
20,451	Honda Motor Co Ltd	540,014
17,388	Industria de Diseno Textil SA	517,343
871	Isuzu Motors Ltd	8,319
656	JD Sports Fashion PLC, (2)	6,729

Shares	Description (1)	Value
	Consumer Discretionary (continued)
913	Kering SA	$600,745
2,225	Kingfisher PLC, (2)	8,485
488	Marui Group Co Ltd	8,707
3,911	Mercari Inc, (2)	188,275
70	Next PLC	7,430
495	NGK Spark Plug Co Ltd	9,182
12,151	Ocado Group PLC, (2)	463,363
6,817	Oriental Land Co Ltd/Japan	1,064,597
105,894	Panasonic Corp	1,366,978
1,957	Pandora A/S	189,626
221	Persimmon PLC	7,742
61	Puma SE	5,987
47,795	Rakuten Inc, (2)	469,756
713	Sekisui House Ltd	13,750
18,706	Sony Corp	1,795,647
287	Stanley Electric Co Ltd	8,964
3,651	Taylor Wimpey PLC	7,342
6,302	Valeo SA	236,120
1,875	Yamada Holdings Co Ltd	9,546
547	Yamaha Motor Co Ltd	12,017
91	Zalando SE, 144A, (2)	10,472
271	ZOZO Inc	7,592
	Total Consumer Discretionary	10,371,874
	Consumer Staples – 12.2%
13,906	Associated British Foods PLC, (2)	404,256
3	Barry Callebaut AG	6,674
68	Beiersdorf AG	7,463
10,375	Carrefour SA	176,338
27,675	Coca-Cola Amatil Ltd	277,736
11,350	Coca-Cola European Partners PLC	527,434
11,057	Coca-Cola HBC AG	328,418
11,043	Danone SA	737,351
5,770	Henkel AG & Co KGaA	541,170
611	Jeronimo Martins SGPS SA	10,003
12,862	Kao Corp	933,307
1,061	Kerry Group PLC	144,240
343	Kesko Oyj, B Shares	8,918
17,727	Koninklijke Ahold Delhaize NV	508,047
2,642	Lawson Inc, (3)	128,195
4,187	L'Oreal SA	1,475,677

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Consumer Staples (continued)
24,413	Mowi ASA	$542,467
25,037	Nestle SA	2,815,537
39,934	Orkla ASA	389,491
3,045	Reckitt Benckiser Group PLC	259,163
135,915	Tesco PLC	446,812
	Total Consumer Staples	10,668,697
	Energy – 2.0%
13,874	Ampol Ltd	278,575
3,905	Koninklijke Vopak NV	197,785
18,625	Neste Oyj	1,318,731
	Total Energy	1,795,091
	Financials – 17.9%
53,854	3i Group PLC	821,980
93,045	Aegon NV	384,563
3,265	Allianz SE	739,859
93	Amundi SA, 144A	6,937
56,804	Assicurazioni Generali SpA	972,368
57,132	Australia & New Zealand Banking Group Ltd	1,039,317
10,938	AXA SA	243,181
171,647	Banco Bilbao Vizcaya Argentaria SA	785,547
63,092	Bank Hapoalim BM, (2)	450,754
205,580	BOC Hong Kong Holdings Ltd	615,108
6,773	CaixaBank SA	17,173
9,487	CNP Assurances	144,303
903	Credit Agricole SA	10,290
5,151	Erste Group Bank AG, (2)	158,013
7,071	Hang Seng Bank Ltd	127,944
27,158	Hong Kong Exchanges & Clearing Ltd	1,742,153
1,219	ING Groep NV	10,922
520,282	Intesa Sanpaolo SpA	1,141,050
64,664	Israel Discount Bank Ltd	254,091
4,435	Julius Baer Group Ltd	269,211
375	KBC Group NV	26,297
149,630	Legal & General Group PLC	501,352
2,511	London Stock Exchange Group PLC	299,502
5,334	MS&AD Insurance Group Holdings Inc	153,048
835	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	221,960
52,560	Natixis SA	199,420
4,262	Natwest Group PLC	8,638
56,108	QBE Insurance Group Ltd	345,682

Shares	Description (1)	Value
	Financials (continued)
110,022	Resona Holdings Inc	$381,470
866	RSA Insurance Group PLC	8,027
192	Schroders PLC	9,009
1,235	Shizuoka Bank Ltd	8,965
901	Skandinaviska Enskilda Banken AB	9,881
499	Societe Generale SA	9,359
638	St James's Place PLC	10,281
1,424	Standard Chartered PLC	8,682
41,436	Sumitomo Mitsui Financial Group Inc	1,284,300
13,164	Sumitomo Mitsui Trust Holdings Inc	393,807
780	Svenska Handelsbanken AB	7,846
487	Swedbank AB	9,224
6,956	Swiss Re AG	615,062
2,390	Tokyo Century Corp	193,127
321	Tryg A/S	10,036
71,323	UBS Group AG	1,032,243
23	Zurich Insurance Group AG	9,209
	Total Financials	15,691,191
	Health Care – 11.9%
8,443	Alcon Inc	607,410
445	Alfresa Holdings Corp	8,862
1,991	Amplifon S.p.A.	79,170
43,753	Astellas Pharma Inc	707,311
10,756	AstraZeneca PLC	1,106,431
43	BioMerieux	6,661
27,477	Chugai Pharmaceutical Co Ltd	1,436,116
1,574	Cochlear Ltd	238,439
3,799	CSL Ltd	792,005
9,654	Eisai Co Ltd	704,766
439	Fisher & Paykel Healthcare Corp Ltd	10,960
22	Genmab A/S, (2)	8,804
68,972	GlaxoSmithKline PLC	1,285,247
579	Ipsen SA	50,682
313	Kyowa Kirin Co Ltd	9,268
387	Lonza Group AG	247,965
4,065	Merck KGaA	680,041
3,701	NMC Health PLC, (2), (4)	5
3,356	Novo Nordisk A/S	233,199
165	Orion Oyj	7,585
1,524	Ramsay Health Care Ltd	73,630

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
3,728	Roche Holding AG	$1,287,157
722	Ryman Healthcare Ltd	8,097
245	Sartorius Stedim Biotech	102,689
250	Sonova Holding AG, (2)	60,533
72	Straumann Holding AG	80,094
763	Sumitomo Dainippon Pharma Co Ltd	12,367
3,165	Sysmex Corp	369,872
1,658	UCB SA	172,263
	Total Health Care	10,387,629
	Industrials – 17.8%
1,458	ABB Ltd	43,170
154	Adecco Group AG	9,667
10,404	Ashtead Group PLC	527,611
1,215	Assa Abloy AB	30,205
3,914	Atlas Copco AB	184,552
12,347	Bouygues SA	486,312
78,858	Brambles Ltd	639,525
715	Bureau Veritas SA	18,841
21,415	CNH Industrial NV	274,610
12,821	Dai Nippon Printing Co Ltd	220,429
79	Daifuku Co Ltd	9,002
2,838	Daikin Industries Ltd	599,207
1,845	DCC PLC	139,751
12,034	Deutsche Post AG	596,647
4,396	East Japan Railway Co	289,302
2,389	Eiffage SA	217,506
4,338	Ferguson PLC	506,459
27,041	Ferrovial SA	650,636
576	Getlink SE	8,901
195	Hankyu Hanshin Holdings Inc	6,286
199	Intertek Group PLC	15,079
7,604	Investment AB Latour	171,056
105	Keio Corp	7,672
28,224	Komatsu Ltd	771,682
85,778	MTR Corp Ltd	499,478
2,950	MTU Aero Engines AG	688,119
139	Nippon Express Co Ltd	9,440
812	Obayashi Corp	6,794
330	Odakyu Electric Railway Co Ltd	9,566
55,855	RELX PLC	1,390,189

Shares	Description (1)	Value
	Industrials (continued)
1,179	Rentokil Initial PLC	$8,056
20	Rockwool International AS, B Shares	7,586
53,611	Sandvik AB	1,343,726
5,990	Schneider Electric SE	880,183
241	SGS SA	733,891
1,104	Shimizu Corp	7,772
12,136	Siemens AG	1,886,351
378	SKF AB	10,409
22,009	Smiths Group PLC	428,710
60	Spirax-Sarco Engineering PLC	9,129
1,533	Sydney Airport, (2)	6,728
460	Tokyu Corp	5,395
84,320	Transurban Group	856,555
1,425	Vestas Wind Systems A/S	310,511
965	Wartsila OYJ Abp	9,503
173	West Japan Railway Co	9,187
	Total Industrials	15,541,386
	Information Technology – 6.6%
3,641	ASML Holding NV	1,943,885
96	Atos SE	7,404
1,926	CyberArk Software Ltd, (2)	308,642
43	Dassault Systemes SE	8,607
3,799	Edenred	206,632
219	Fujitsu Ltd	33,510
5,859	Ibiden Co Ltd	271,978
14,575	Infineon Technologies AG	586,550
3,530	Murata Manufacturing Co Ltd	339,024
2,223	Nokia Oyj, (2)	10,706
107	Omron Corp	9,443
856	Sage Group PLC	6,933
8,376	SAP SE	1,066,445
184	TeamViewer AG, 144A, (2)	9,547
20,624	Telefonaktiebolaget LM Ericsson	261,558
262	Tokyo Electron Ltd	99,625
3,039	Xero Ltd, (2)	302,861
204	Yamatake Corp	10,405
12,660	Yokogawa Electric Corp	272,681
	Total Information Technology	5,756,436
	Materials – 8.5%
336	Akzo Nobel NV	34,224

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Materials (continued)
21,909	Antofagasta PLC	$430,222
1,193	Arkema SA	132,618
69,661	Asahi Kasei Corp	774,824
15,195	Boliden AB	501,603
216	Covestro AG, 144A	14,737
113	Croda International PLC	9,754
23,040	Evolution Mining Ltd	83,614
11,914	Hitachi Metals Ltd	189,928
228	Johnson Matthey PLC	9,242
314	Kansai Paint Co Ltd	9,253
1,517	Koninklijke DSM NV	265,392
17,585	Kuraray Co Ltd	188,120
71,110	Mitsubishi Chemical Holdings Corp	485,228
401	Mondi PLC	9,513
8,484	Newcrest Mining Ltd	163,515
4,217	Nippon Paint Holdings Co Ltd	379,427
7,733	Nitto Denko Corp	699,475
130	Novozymes A/S	7,840
20,646	Orica Ltd	241,728
306	Sika AG	83,380
11,886	Smurfit Kappa Group PLC	572,991
416	Stora Enso Oyj	7,581
82,743	Sumitomo Chemical Co Ltd	389,630
12,925	Sumitomo Metal Mining Co Ltd	560,974
562	Svenska Cellulosa AB, B Shares	9,947
74	Symrise AG	9,233
77,032	Toray Industries Inc	501,210
10,942	Umicore SA	621,734
250	UPM-Kymmene Oyj	8,957
	Total Materials	7,395,894
	Real Estate – 3.1%
11,080	British Land Co PLC	68,270
6,063	CapitaLand Integrated Commercial Trust	9,777
122,556	CapitaLand Ltd	296,439
93	Covivio	7,666
157	Deutsche Wohnen SE	7,797
1,213	Dexus	8,385
159	Fastighets AB Balder, (2)	8,005
49	Gecina SA	7,001
675	Goodman Group	9,156

Shares	Description (1)	Value
	Real Estate (continued)
2,294	GPT Group	$7,604
5	Japan Retail Fund Investment Corp	9,456
10,733	Klepierre SA	259,095
49	LEG Immobilien AG	7,048
38,163	Lendlease Corp Ltd	351,660
3,821	Mirvac Group	6,977
30,173	Mitsubishi Estate Co Ltd	476,105
9,855	Mitsui Fudosan Co Ltd	199,416
1	Nippon Building Fund Inc	6,037
7	Nomura Real Estate Master Fund Inc	10,624
761	Segro PLC	9,971
64,971	Swire Properties Ltd	188,951
71	Swiss Prime Site AG	6,920
7,610	Unibail-Rodamco-Westfield	642,555
53	Unibail-Rodamco-Westfield, (5)	4,475
128,515	Vicinity Centres	151,356
	Total Real Estate	2,760,746
	Utilities – 2.6%
76,964	National Grid PLC	898,339
7,099	Orsted AS, 144A	1,353,240
	Total Utilities	2,251,579
	Total Common Stocks (cost $76,259,659)	87,052,889

Shares	Description (1)	Value
	WARRANTS – 0.0%
468	Cie Financiere Richemont SA	$153
	Total Warrants (cost $ —)	153
	Total Long-Term Investments (cost $76,259,659)	87,053,042

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.1%
	MONEY MARKET FUNDS – 0.1%
20,480	State Street Navigator Securities Lending Government Money Market Portfolio, (6)	0.060%(7)	$20,480
	Total Investments Purchased with Collateral from Securities Lending (cost $20,480)		20,480

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (8)	Value
	SHORT-TERM INVESTMENTS – 0.4%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.4%
$364	Federal Agricultural Mortgage Corp Discount Notes	0.000%	2/01/21	N/R	$364,000
	Total Short-Term Investments (cost $364,000)				364,000
	Total Investments (cost $76,644,139) – 100.1%				87,437,522
	Other Assets Less Liabilities – (0.1)%				(45,161)
	Net Assets – 100%				$87,392,361
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$87,048,409	$4,475	$5	$87,052,889
Warrants	153	—	—	153
Investments Purchased with Collateral from Securities Lending	20,480	—	—	20,480
Short-Term Investments:
U.S. Government and Agency Obligations	—	364,000	—	364,000
Total	$87,069,042	$368,475	$5	$87,437,522

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $19,404.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	For fair value measurement disclosure purposes, investment classified as Level 2.
(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(7)	The rate shown is the one-day yield as of the end of the reporting period.
(8)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Nuveen ESG Large-Cap ETF (NULC)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 99.8%
	Communication Services – 10.6%
2,068	Activision Blizzard Inc	$188,188
294	Alphabet Inc, (2)	537,244
171	Alphabet Inc, Class C, (2)	313,911
9	Cable One Inc	18,000
720	Discovery Inc, (2)	29,822
701	Discovery Inc, (2)	24,556
4	Electronic Arts Inc	573
597	Liberty Broadband Corp, (2)	87,192
549	Liberty Global PLC, (2)	13,264
915	Liberty Global PLC, (2)	22,088
2	Omnicom Group Inc	125
6,056	Sirius XM Holdings Inc, (3)	37,911
3	Take-Two Interactive Software Inc, (2)	601
5,969	Verizon Communications Inc	326,803
2,566	Walt Disney Co, (2)	431,524
	Total Communication Services	2,031,802
	Consumer Discretionary – 12.0%
128	Booking Holdings Inc, (2)	248,874
39	Chipotle Mexican Grill Inc, (2)	57,720
220	Domino's Pizza Inc	81,567
1,944	eBay Inc	109,855
279	Etsy Inc, (2)	55,546
367	Home Depot Inc	99,391
33	Lowe's Cos Inc	5,506
54	Lululemon Athletica Inc, (2)	17,749
143	MercadoLibre Inc, (2)	254,470
2,242	Newell Brands Inc	53,853
1,743	NIKE Inc	232,847
69	Royal Caribbean Cruises Ltd	4,485
2,407	Starbucks Corp	233,022
643	Target Corp	116,492
779	Tesla Inc, (2)	618,160
2	Tractor Supply Co	284

Shares	Description (1)	Value
	Consumer Discretionary (continued)
366	Wayfair Inc, (2)	$99,669
	Total Consumer Discretionary	2,289,490
	Consumer Staples – 5.8%
18	Archer-Daniels-Midland Co	900
723	Bunge Ltd	47,313
2	Campbell Soup Co	96
6,540	Coca-Cola Co	314,901
13	Colgate-Palmolive Co	1,014
1,045	General Mills Inc	60,714
6	McCormick & Co Inc/MD	537
2,336	PepsiCo Inc	319,028
2,836	Procter & Gamble Co	363,604
	Total Consumer Staples	1,108,107
	Energy – 1.8%
3,693	Baker Hughes Co	74,192
1,215	Cheniere Energy Inc, (2)	76,946
1,627	ONEOK Inc	64,803
2,278	Valero Energy Corp	128,548
	Total Energy	344,489
	Financials – 11.3%
2	Aflac Inc	90
543	American Express Co	63,129
482	Aon PLC	97,894
2	Arch Capital Group Ltd, (2)	63
1,218	Bank of New York Mellon Corp	48,513
71	BlackRock Inc	49,789
2	Carlyle Group Inc	65
2,292	Charles Schwab Corp	118,130
998	Chubb Ltd	145,379
21	Citizens Financial Group Inc	765
962	CME Group Inc	174,834
3	Equitable Holdings Inc	74
3	Franklin Resources Inc	79
5,688	Huntington Bancshares Inc/OH	75,224
989	Intercontinental Exchange Inc	109,136
8	Invesco Ltd	165
3	Lincoln National Corp	136
1,411	Loews Corp	63,904
31	MarketAxess Holdings Inc	16,764

Nuveen ESG Large-Cap ETF (NULC) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
2,109	Marsh & McLennan Cos Inc	$231,800
4,514	Morgan Stanley	302,664
1,647	PNC Financial Services Group Inc	236,377
1,618	Progressive Corp	141,073
571	Regions Financial Corp	9,713
795	S&P Global Inc	252,015
5	State Street Corp	350
242	Travelers Cos Inc	32,985
4	Truist Financial Corp	192
2	Willis Towers Watson PLC	406
	Total Financials	2,171,708
	Health Care – 13.5%
1,125	AbbVie Inc	115,290
43	ABIOMED Inc, (2)	14,975
784	Agilent Technologies Inc	94,213
418	Align Technology Inc, (2)	219,609
402	Amgen Inc	97,055
213	Anthem Inc	63,257
575	Becton Dickinson and Co	150,529
792	BioMarin Pharmaceutical Inc, (2)	65,562
1,745	Bristol-Myers Squibb Co	107,195
36	Cardinal Health Inc	1,934
2	Cerner Corp	160
160	Cigna Corp	34,728
3,027	CVS Health Corp	216,885
468	DexCom Inc, (2)	175,430
278	Edwards Lifesciences Corp, (2)	22,957
1,093	Elanco Animal Health Inc, (2)	31,730
1,960	Eli Lilly and Co	407,621
1,200	Gilead Sciences Inc	78,720
4	HCA Inc	650
2	Hologic Inc, (2)	159
159	Humana Inc	60,914
44	IDEXX Laboratories Inc, (2)	21,062
22	Illumina Inc, (2)	9,382
3	Insulet Corp, (2)	802
158	Merck & Co Inc	12,177
640	Teladoc Health Inc, (2)	168,851
604	Thermo Fisher Scientific Inc	307,859
485	Vertex Pharmaceuticals Inc, (2)	111,104

Shares	Description (1)	Value
	Health Care (continued)
12	Zoetis Inc	$1,851
	Total Health Care	2,592,661
	Industrials – 8.0%
1,284	3M Co	225,547
3,597	Carrier Global Corp	138,484
719	Caterpillar Inc	131,462
655	CH Robinson Worldwide Inc	56,042
2,871	CSX Corp	246,203
2	Deere & Co	578
2	Expeditors International of Washington Inc	179
2	Fastenal Co	91
2	Fortive Corp	132
773	Fortune Brands Home & Security Inc	66,671
2,194	Howmet Aerospace Inc	53,929
286	IHS Markit Ltd	24,905
3	Illinois Tool Works Inc	583
2	Johnson Controls International plc	100
306	Nordson Corp	54,771
74	Old Dominion Freight Line Inc	14,356
2	Otis Worldwide Corp	129
716	Parker-Hannifin Corp	189,461
648	Rockwell Automation Inc	161,047
2	Roper Technologies Inc	786
877	Sensata Technologies Holding PLC, (2)	47,796
665	Sunrun Inc, (2)	46,065
206	Teledyne Technologies Inc, (2)	73,544
37	Verisk Analytics Inc	6,789
6	Waste Connections Inc	591
	Total Industrials	1,540,241
	Information Technology – 28.5%
1,105	Accenture PLC	267,321
586	Adobe Inc, (2)	268,839
1,513	Applied Materials Inc	146,277
249	Autodesk Inc, (2)	69,080
831	Automatic Data Processing Inc	137,215
3,058	Cisco Systems Inc	136,326
967	Cognex Corp	79,420
4,252	Corning Inc	152,519
7,187	Hewlett Packard Enterprise Co	88,687
8,014	HP Inc	195,061

Nuveen ESG Large-Cap ETF (NULC) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Information Technology (continued)
6,702	Intel Corp	$372,028
1,484	International Business Machines Corp	176,759
1,048	Keysight Technologies Inc, (2)	148,386
57	Lam Research Corp	27,585
570	Mastercard Inc, Class A	180,285
4,143	Microsoft Corp	961,010
2	NortonLifeLock Inc	42
763	NVIDIA Corp	396,447
673	Okta Inc, (2)	174,314
1,125	PayPal Holdings Inc, (2)	263,599
1,378	salesforcecom Inc, (2)	310,822
217	ServiceNow Inc, (2)	117,866
982	Slack Technologies Inc, (2)	41,411
1,844	TE Connectivity Ltd	222,018
1,969	Texas Instruments Inc	326,244
1,398	Trimble Inc, (2)	92,142
3	Western Union Co	67
300	Zebra Technologies Corp, (2)	116,349
	Total Information Technology	5,468,119
	Materials – 2.3%
1,787	Amcor PLC	19,550
1	Axalta Coating Systems Ltd, (2)	27
185	Ball Corp	16,284
22	DuPont de Nemours Inc	1,748
889	Ecolab Inc	181,809
2,012	Mosaic Co	52,231
427	Newmont Corp	25,449
921	PPG Industries Inc	124,068
344	Steel Dynamics Inc	11,789
	Total Materials	432,955
	Real Estate – 3.9%
1,190	American Tower Corp	270,559
354	Equinix Inc	261,946
3,936	Host Hotels & Resorts Inc	53,333
20	Iron Mountain Inc	673
1,213	Prologis Inc	125,182
589	Welltower Inc	35,693
	Total Real Estate	747,386

Shares	Description (1)	Value
	Utilities – 2.1%
1,878	Consolidated Edison Inc	$132,925
1,389	Eversource Energy	121,538
1,173	Sempra Energy	145,170
3	UGI Corp	108
	Total Utilities	399,741
	Total Long-Term Investments (cost $15,501,755)	19,126,699

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.2%
	MONEY MARKET FUNDS – 0.2%
30,659	State Street Navigator Securities Lending Government Money Market Portfolio, (4)	0.060%(5)	$30,659
	Total Investments Purchased with Collateral from Securities Lending (cost $30,659)		30,659
	Total Investments (cost $15,532,414) – 100.0%		19,157,358
	Other Assets Less Liabilities – 0.0%		8,290
	Net Assets – 100%		$19,165,648
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen ESG Large-Cap ETF (NULC) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$19,126,699	$ —	$ —	$19,126,699
Investments Purchased with Collateral from Securities Lending	30,659	—	—	30,659
Total	$19,157,358	$ —	$ —	$19,157,358

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $28,433.
(4)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(5)	The rate shown is the one-day yield as of the end of the reporting period.

Nuveen ESG Large-Cap Growth ETF (NULG)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 99.8%
	Communication Services – 12.5%
97,397	Activision Blizzard Inc	$8,863,127
13,275	Alphabet Inc, (2)	24,258,204
10,029	Alphabet Inc, Class C, (2)	18,410,636
1,430	Cable One Inc	2,860,000
48,558	Electronic Arts Inc	6,953,506
47,864	Walt Disney Co, (2)	8,049,289
	Total Communication Services	69,394,762
	Consumer Discretionary – 17.5%
2,752	Booking Holdings Inc, (2)	5,350,796
4,119	Carvana Co, (2)	1,075,841
1,550	Chipotle Mexican Grill Inc, (2)	2,294,000
38,002	Dollar General Corp	7,395,569
12,843	Domino's Pizza Inc	4,761,671
28,689	Etsy Inc, (2)	5,711,693
17,244	Lululemon Athletica Inc, (2)	5,667,758
6,321	MercadoLibre Inc, (2)	11,248,283
89,301	NIKE Inc	11,929,720
12,910	O'Reilly Automotive Inc, (2)	5,492,818
37,485	Tesla Inc, (2)	29,745,472
3,093	TJX Cos Inc	198,076
12,403	Wayfair Inc, (2)	3,377,585
34,428	Yum! Brands Inc	3,494,098
	Total Consumer Discretionary	97,743,380
	Consumer Staples – 2.7%
47,897	Church & Dwight Co Inc	4,043,944
1,030	Clorox Co	215,744
1,460	Costco Wholesale Corp	514,548
32,916	Estee Lauder Cos Inc	7,789,571
25,936	McCormick & Co Inc/MD	2,322,309
	Total Consumer Staples	14,886,116
	Financials – 4.2%
10,147	FactSet Research Systems Inc	3,067,844
53,493	Marsh & McLennan Cos Inc	5,879,416
26,667	Moody's Corp	7,100,355

Nuveen ESG Large-Cap Growth ETF (NULG) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
24,216	S&P Global Inc	$7,676,472
	Total Financials	23,724,087
	Health Care – 13.6%
3,805	ABIOMED Inc, (2)	1,325,091
70,537	Agilent Technologies Inc	8,476,431
87,055	Cerner Corp	6,973,976
14,792	DexCom Inc, (2)	5,544,781
31,224	Edwards Lifesciences Corp, (2)	2,578,478
8,387	Hologic Inc, (2)	668,696
7,400	Illumina Inc, (2)	3,155,656
590	Mettler-Toledo International Inc, (2)	689,179
35,075	ResMed Inc	7,070,068
37,358	Teladoc Health Inc, (2)	9,856,161
26,326	Thermo Fisher Scientific Inc	13,418,362
37,080	Vertex Pharmaceuticals Inc, (2)	8,494,287
47,145	Zoetis Inc	7,272,116
	Total Health Care	75,523,282
	Industrials – 7.4%
19,160	Expeditors International of Washington Inc	1,715,203
85,779	Fastenal Co	3,910,665
9,371	Generac Holdings Inc, (2)	2,309,202
13,306	IDEX Corp	2,477,444
60,003	IHS Markit Ltd	5,225,061
2,529	Lennox International Inc	696,714
23,905	Masco Corp	1,298,281
11,547	Nordson Corp	2,066,798
18,942	Rockwell Automation Inc	4,707,655
11,940	Roper Technologies Inc	4,691,345
38,392	Sunrun Inc, (2)	2,659,414
10,474	Teledyne Technologies Inc, (2)	3,739,323
32,708	Verisk Analytics Inc	6,001,918
	Total Industrials	41,499,023
	Information Technology – 40.6%
34,007	Accenture PLC	8,226,973
27,648	Adobe Inc, (2)	12,684,073
114,377	Applied Materials Inc	11,057,968
31,824	Autodesk Inc, (2)	8,828,932
64,516	Cadence Design Systems Inc, (2)	8,412,241
24,903	Citrix Systems Inc	3,319,819

Shares	Description (1)	Value
	Information Technology (continued)
56,459	Cognex Corp	$4,636,978
25,472	Intuit Inc	9,201,251
30,616	Keysight Technologies Inc, (2)	4,334,919
19,621	Lam Research Corp	9,495,583
45,116	Mastercard Inc, Class A	14,269,740
204,272	Microsoft Corp	47,382,933
32,066	NVIDIA Corp	16,661,173
32,524	Okta Inc, (2)	8,424,041
65,100	PayPal Holdings Inc, (2)	15,253,581
54,619	salesforcecom Inc, (2)	12,319,862
18,872	ServiceNow Inc, (2)	10,250,516
19,060	Skyworks Solutions Inc	3,225,905
114,670	Slack Technologies Inc, (2)	4,835,634
2,377	Splunk Inc, (2)	392,276
40,754	Trimble Inc, (2)	2,686,096
24,901	VMware Inc, (2)	3,432,603
17,410	Zebra Technologies Corp, (2)	6,752,120
	Total Information Technology	226,085,217
	Materials – 0.5%
49,683	Newmont Corp	2,961,107
	Real Estate – 0.8%
18,839	American Tower Corp	4,283,235
	Total Long-Term Investments (cost $468,615,553)	556,100,209

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.2%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.2%
$891	Federal Agricultural Mortgage Corp Discount Notes	0.000%	2/01/21	N/R	$891,000
	Total Short-Term Investments (cost $891,000)				891,000
	Total Investments (cost $469,506,553) – 100.0%				556,991,209
	Other Assets Less Liabilities – (0.0)%				(39,321)
	Net Assets – 100%				$556,951,888

Nuveen ESG Large-Cap Growth ETF (NULG) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$556,100,209	$ —	$ —	$556,100,209
Short-Term Investments:
U.S. Government and Agency Obligations	—	891,000	—	891,000
Total	$556,100,209	$891,000	$ —	$556,991,209

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

Nuveen ESG Large-Cap Value ETF (NULV)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.7%
	COMMON STOCKS – 99.7%
	Communication Services – 7.0%
66,570	Liberty Global PLC, (2)	$1,608,331
65,800	Liberty Global PLC, (2)	1,588,412
82,212	Liberty Media Corp-Liberty Formula One, (2)	3,307,389
34,025	Liberty Media Corp-Liberty SiriusXM, (2)	1,375,290
7,869	Roku Inc, (2)	3,061,277
50,032	T-Mobile US Inc, (2)	6,308,035
302,256	Verizon Communications Inc	16,548,516
82,760	Walt Disney Co, (2)	13,917,749
	Total Communication Services	47,714,999
	Consumer Discretionary – 5.4%
4,472	Aptiv PLC	597,459
1,774	BorgWarner Inc	74,490
54,564	eBay Inc	3,083,412
802	Hasbro Inc	75,244
58,330	Home Depot Inc	15,796,931
163,477	Newell Brands Inc	3,926,717
26,812	Target Corp	4,857,530
5,675	Vail Resorts Inc	1,509,323
83,567	VF Corp	6,423,795
	Total Consumer Discretionary	36,344,901
	Consumer Staples – 9.4%
56,312	Bunge Ltd	3,685,057
1,395	Campbell Soup Co	67,114
339	Clorox Co	71,007
321,571	Coca-Cola Co	15,483,644
9,375	Colgate-Palmolive Co	731,250
114,126	General Mills Inc	6,630,721
21,894	Kellogg Co	1,290,432
113,504	PepsiCo Inc	15,501,241
159,697	Procter & Gamble Co	20,474,752
	Total Consumer Staples	63,935,218
	Energy – 3.2%
265,921	Baker Hughes Co	5,342,353
179,838	ONEOK Inc	7,162,947

Nuveen ESG Large-Cap Value ETF (NULV) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Energy (continued)
164,979	Valero Energy Corp	$9,309,765
	Total Energy	21,815,065
	Financials – 18.4%
752	Allstate Corp	80,599
2,243	Ally Financial Inc	84,875
44,324	American Express Co	5,153,108
583	Arthur J Gallagher & Co	67,284
488	Assurant Inc	66,109
214,608	Bank of New York Mellon Corp	8,547,837
18,465	BlackRock Inc	12,948,766
2,500	Carlyle Group Inc	80,675
49,140	Charles Schwab Corp	2,532,676
68,467	Chubb Ltd	9,973,588
60,524	CME Group Inc	10,999,632
884	Discover Financial Services	73,849
163,960	Equitable Holdings Inc	4,062,929
504	First Republic Bank/CA	73,075
3,223	Franklin Resources Inc	84,733
410,639	Huntington Bancshares Inc/OH	5,430,701
2,586	Lincoln National Corp	117,637
102,351	Loews Corp	4,635,477
86,642	Marsh & McLennan Cos Inc	9,522,822
195,030	Morgan Stanley	13,076,761
79,779	PNC Financial Services Group Inc	11,449,882
1,423	Principal Financial Group Inc	70,111
73,704	Progressive Corp	6,426,252
124,475	Prudential Financial Inc	9,743,903
229,995	Regions Financial Corp	3,912,215
16,286	State Street Corp	1,140,020
2,250	Synchrony Financial	75,713
28,833	Travelers Cos Inc	3,929,938
2,093	Truist Financial Corp	100,422
1,202	Voya Financial Inc	66,663
966	W R Berkley Corp	60,027
360	Willis Towers Watson PLC	73,058
	Total Financials	124,661,337
	Health Care – 16.6%
134,333	AbbVie Inc	13,766,446
10,204	Amgen Inc	2,463,552
16,433	Anthem Inc	4,880,272

Shares	Description (1)	Value
	Health Care (continued)
85,240	Baxter International Inc	$6,548,989
32,340	Becton Dickinson and Co	8,466,289
912	BioMarin Pharmaceutical Inc, (2)	75,495
175,806	Bristol-Myers Squibb Co	10,799,763
62,885	Cardinal Health Inc	3,378,811
679	Catalent Inc, (2)	78,119
47,921	Cigna Corp	10,401,253
173,347	CVS Health Corp	12,420,313
75,184	DENTSPLY SIRONA Inc	4,021,592
45,944	Elanco Animal Health Inc, (2)	1,333,754
42,435	Gilead Sciences Inc	2,783,736
29,307	HCA Inc	4,761,801
43,299	IQVIA Holdings Inc, (2)	7,698,562
473	Jazz Pharmaceuticals PLC, (2)	73,551
204,272	Merck & Co Inc	15,743,243
522	PerkinElmer Inc	76,770
1,408	Perrigo Co PLC	60,122
9,926	Varian Medical Systems Inc, (2)	1,742,708
34,339	Viatris Inc, (2)	583,420
	Total Health Care	112,158,561
	Industrials – 11.2%
71,312	3M Co	12,526,666
1,208	A O Smith Corp	65,594
585	Allegion plc	62,601
3,940	AMERCO	1,822,014
174,715	Carrier Global Corp	6,726,528
69,523	Caterpillar Inc	12,711,585
54,620	CH Robinson Worldwide Inc	4,673,287
376	Deere & Co	108,589
5,804	Eaton Corp PLC	683,131
1,274	Emerson Electric Co	101,092
25,410	Expeditors International of Washington Inc	2,274,703
1,487	Fastenal Co	67,792
2,274	Fortive Corp	150,266
820	Fortune Brands Home & Security Inc	70,725
345	IDEX Corp	64,236
22,605	Illinois Tool Works Inc	4,390,117
62,044	Johnson Controls International plc	3,091,032
38,185	Kansas City Southern	7,738,954
243	Lennox International Inc	66,944

Nuveen ESG Large-Cap Value ETF (NULV) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Industrials (continued)
343	Nordson Corp	$61,394
1,677	Otis Worldwide Corp	108,418
36,271	Parker-Hannifin Corp	9,597,669
18,091	Roper Technologies Inc	7,108,135
403	Snap-on Inc	72,536
9,116	Verisk Analytics Inc	1,672,786
733	Xylem Inc/NY	70,800
	Total Industrials	76,087,594
	Information Technology – 15.0%
51,070	Accenture PLC	12,354,854
61,809	Automatic Data Processing Inc	10,205,902
230,489	Cisco Systems Inc	10,275,200
561	Citrix Systems Inc	74,787
239,462	Corning Inc	8,589,502
520,255	Hewlett Packard Enterprise Co	6,419,947
170,483	HP Inc	4,149,556
354,987	Intel Corp	19,705,328
106,607	International Business Machines Corp	12,697,960
574	Keysight Technologies Inc, (2)	81,273
409	Motorola Solutions Inc	68,528
3,624	NortonLifeLock Inc	76,358
37,750	ON Semiconductor Corp, (2)	1,301,997
359	Splunk Inc, (2)	59,246
1,606	TE Connectivity Ltd	193,362
90,742	Texas Instruments Inc	15,035,042
1,490	Trimble Inc, (2)	98,206
3,158	Western Union Co	70,329
	Total Information Technology	101,457,377
	Materials – 4.0%
106,785	Amcor PLC	1,168,228
56,473	DuPont de Nemours Inc	4,486,780
36,393	Ecolab Inc	7,442,732
3,205	Martin Marietta Materials Inc	921,149
146,113	Mosaic Co	3,793,094
12,745	Newmont Corp	759,602
57,738	PPG Industries Inc	7,777,886
17,993	Steel Dynamics Inc	616,620
	Total Materials	26,966,091

Shares	Description (1)	Value
	Real Estate – 4.2%
712	Boston Properties Inc	$64,984
706	Camden Property Trust	72,118
9,644	CBRE Group Inc, (2)	588,091
100,817	Equity Residential	6,214,360
286,061	Host Hotels & Resorts Inc	3,876,126
2,671	Iron Mountain Inc	89,933
110,969	Prologis Inc	11,452,001
1,420	Regency Centers Corp	66,996
1,794	UDR Inc	68,979
1,542	Ventas Inc	71,040
97,784	Welltower Inc	5,925,710
	Total Real Estate	28,490,338
	Utilities – 5.3%
119,391	Consolidated Edison Inc	8,450,495
103,746	Eversource Energy	9,077,775
108,126	Public Service Enterprise Group Inc	6,101,550
73,381	Sempra Energy	9,081,633
84,498	UGI Corp	3,041,083
	Total Utilities	35,752,536
	Total Long-Term Investments (cost $627,285,878)	675,384,017

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.1%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.1%
$560	Federal Home Loan Bank	0.000%	2/26/21	N/R	$559,977
	Total Short-Term Investments (cost $559,977)				559,977
	Total Investments (cost $627,845,855) – 99.8%				675,943,994
	Other Assets Less Liabilities – 0.2%				1,237,954
	Net Assets – 100%				$677,181,948

Nuveen ESG Large-Cap Value ETF (NULV) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$675,384,017	$ —	$ —	$675,384,017
Short-Term Investments:
U.S. Government and Agency Obligations	—	559,977	—	559,977
Total	$675,384,017	$559,977	$ —	$675,943,994

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

Nuveen ESG Mid-Cap Growth ETF (NUMG)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9%
	Communication Services – 8.2%
1,858	Cable One Inc	$3,716,000
65,367	Live Nation Entertainment Inc, (2)	4,343,637
105,722	Pinterest Inc, (2)	7,243,014
30,134	Take-Two Interactive Software Inc, (2)	6,040,361
	Total Communication Services	21,343,012
	Consumer Discretionary – 9.4%
21,206	Burlington Stores Inc, (2)	5,278,173
11,281	Domino's Pizza Inc	4,182,544
38,807	Etsy Inc, (2)	7,726,086
7,686	Pool Corp	2,722,227
32,276	Tractor Supply Co	4,574,800
	Total Consumer Discretionary	24,483,830
	Consumer Staples – 1.7%
59,371	Lamb Weston Holdings Inc	4,435,014
279	McCormick & Co Inc/MD	24,981
	Total Consumer Staples	4,459,995
	Financials – 3.7%
6,213	FactSet Research Systems Inc	1,878,439
8,670	MarketAxess Holdings Inc	4,688,389
56,787	Voya Financial Inc	3,149,407
	Total Financials	9,716,235
	Health Care – 21.3%
4,432	ABIOMED Inc, (2)	1,543,444
16,329	Align Technology Inc, (2)	8,578,930
51,832	BioMarin Pharmaceutical Inc, (2)	4,290,653
42,608	Catalent Inc, (2)	4,902,050
16,114	Henry Schein Inc, (2)	1,061,107
75,859	Hologic Inc, (2)	6,048,238
19,932	Insulet Corp, (2)	5,325,432
5,684	Mettler-Toledo International Inc, (2)	6,639,480
17,032	STERIS PLC	3,186,858
23,347	Varian Medical Systems Inc, (2)	4,099,033
16,571	Waters Corp, (2)	4,385,847

Nuveen ESG Mid-Cap Growth ETF (NUMG) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
17,670	West Pharmaceutical Services Inc	$5,291,988
	Total Health Care	55,353,060
	Industrials – 13.2%
52,862	Copart Inc, (2)	5,801,605
194	Expeditors International of Washington Inc	17,367
52,206	Fastenal Co	2,380,072
22,134	Generac Holdings Inc, (2)	5,454,260
21,401	IDEX Corp	3,984,652
5,588	Lennox International Inc	1,539,438
63,792	Masco Corp	3,464,544
19,368	Nordson Corp	3,466,678
12,341	Teledyne Technologies Inc, (2)	4,405,860
39,472	Xylem Inc/NY	3,812,600
	Total Industrials	34,327,076
	Information Technology – 40.0%
243	Akamai Technologies Inc, (2)	26,980
20,393	ANSYS Inc, (2)	7,226,667
9,326	Arista Networks Inc, (2)	2,868,305
38,863	Cadence Design Systems Inc, (2)	5,067,347
39,554	Cognex Corp	3,248,570
10,015	Fair Isaac Corp, (2)	4,507,852
43,223	Fortinet Inc, (2)	6,256,529
60,976	GoDaddy Inc, (2)	4,791,494
13,861	HubSpot Inc, (2)	5,159,064
21,509	Jack Henry & Associates Inc	3,114,288
155,327	Marvell Technology Group Ltd	7,993,128
28,740	Okta Inc, (2)	7,443,947
14,233	Paycom Software Inc, (2)	5,404,839
44,490	PTC Inc, (2)	5,913,166
19,887	RingCentral Inc, (2)	7,416,260
162,250	Slack Technologies Inc, (2)	6,842,083
28,706	Splunk Inc, (2)	4,737,351
68,501	Trimble Inc, (2)	4,514,901
15,688	Zebra Technologies Corp, (2)	6,084,277
38,579	Zendesk Inc, (2)	5,564,635
	Total Information Technology	104,181,683
	Materials – 2.4%
95,321	Axalta Coating Systems Ltd, (2)	2,572,714

Shares	Description (1)	Value
	Materials (continued)
32,414	FMC Corp	$3,510,112
	Total Materials	6,082,826
	Total Long-Term Investments (cost $213,157,934)	259,947,717

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.1%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.1%
$395	Federal Agricultural Mortgage Corp Discount Notes	0.000%	2/01/21	N/R	$395,000
	Total Short-Term Investments (cost $395,000)				395,000
	Total Investments (cost $213,552,934) – 100.0%				260,342,717
	Other Assets Less Liabilities – (0.0)%				(72,279)
	Net Assets – 100%				$260,270,438
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$259,947,717	$ —	$ —	$259,947,717
Short-Term Investments:
U.S. Government and Agency Obligations	—	395,000	—	395,000
Total	$259,947,717	$395,000	$ —	$260,342,717

Nuveen ESG Mid-Cap Growth ETF (NUMG) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

Nuveen ESG Mid-Cap Value ETF (NUMV)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 99.8%
	Communication Services – 6.1%
777	Discovery Inc, (2)	$32,183
82,639	Discovery Inc, (2)	2,894,844
35,666	Interpublic Group of Cos Inc	858,481
68,296	Liberty Global PLC, (2)	1,650,031
10,354	Roku Inc, (2)	4,028,017
	Total Communication Services	9,463,556
	Consumer Discretionary – 10.6%
67,131	Aramark	2,301,922
13,010	Best Buy Co Inc	1,415,748
31,332	BorgWarner Inc	1,315,631
9,301	CarMax Inc, (2)	1,095,472
27,338	Hasbro Inc	2,564,851
29,561	LKQ Corp, (2)	1,037,296
17,792	Mohawk Industries Inc, (2)	2,554,931
92,956	Newell Brands Inc	2,232,803
7,626	Vail Resorts Inc	2,028,211
	Total Consumer Discretionary	16,546,865
	Consumer Staples – 2.8%
39,404	Bunge Ltd	2,578,598
11,820	Campbell Soup Co	568,660
14,014	McCormick & Co Inc/MD	1,254,814
	Total Consumer Staples	4,402,072
	Energy – 3.3%
136,136	Baker Hughes Co	2,734,972
60,756	ONEOK Inc	2,419,912
	Total Energy	5,154,884
	Financials – 19.6%
54,209	Ally Financial Inc	2,051,269
13,761	Arch Capital Group Ltd, (2)	432,233
26,636	Arthur J Gallagher & Co	3,074,061
15,097	Assurant Inc	2,045,191
73,848	Carlyle Group Inc	2,383,075
64,882	Citizens Financial Group Inc	2,364,300
97,575	Equitable Holdings Inc	2,417,908

Nuveen ESG Mid-Cap Value ETF (NUMV) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
3,001	First Republic Bank/CA	$435,115
41,685	Franklin Resources Inc	1,095,899
41,858	Invesco Ltd	861,856
84,628	KeyCorp	1,426,828
31,595	Lincoln National Corp	1,437,256
56,993	Loews Corp	2,581,213
53,019	Principal Financial Group Inc	2,612,246
7,179	Regions Financial Corp	122,115
13,978	Reinsurance Group of America Inc	1,468,389
5,940	SVB Financial Group, (2)	2,600,413
21,885	Voya Financial Inc	1,213,742
	Total Financials	30,623,109
	Health Care – 7.9%
22,395	BioMarin Pharmaceutical Inc, (2)	1,853,858
12,928	Catalent Inc, (2)	1,487,366
2,847	DaVita Inc, (2)	334,152
40,642	DENTSPLY SIRONA Inc	2,173,941
6,047	Henry Schein Inc, (2)	398,195
4,338	Jazz Pharmaceuticals PLC, (2)	674,559
21,458	Quest Diagnostics Inc	2,771,301
1,226	STERIS PLC	229,397
5,692	Varian Medical Systems Inc, (2)	999,344
5,312	Waters Corp, (2)	1,405,927
	Total Health Care	12,328,040
	Industrials – 14.1%
1,086	AMERCO	502,210
77,142	Carrier Global Corp	2,969,967
10,221	CH Robinson Worldwide Inc	874,509
609	Expeditors International of Washington Inc	54,518
49,337	Fastenal Co	2,249,274
18,541	Fortune Brands Home & Security Inc	1,599,161
6,451	IDEX Corp	1,201,112
12,273	Kansas City Southern	2,487,369
30,279	Masco Corp	1,644,452
31,220	Owens Corning	2,422,672
22,702	Robert Half International Inc	1,532,385
1,050	Snap-on Inc	188,989
4,723	WW Grainger Inc	1,721,014
25,981	Xylem Inc/NY	2,509,505
	Total Industrials	21,957,137

Shares	Description (1)	Value
	Information Technology – 10.6%
145,465	Hewlett Packard Enterprise Co	$1,795,038
13,002	Keysight Technologies Inc, (2)	1,840,953
4,436	Maxim Integrated Products Inc	389,082
82,190	NortonLifeLock Inc	1,731,743
89,823	ON Semiconductor Corp, (2)	3,097,995
10,958	Seagate Technology PLC	724,543
10,451	Skyworks Solutions Inc	1,768,832
3,132	Splunk Inc, (2)	516,874
39,491	Trimble Inc, (2)	2,602,852
91,246	Western Union Co	2,032,048
	Total Information Technology	16,499,960
	Materials – 7.3%
243,510	Amcor PLC	2,663,999
72,100	Axalta Coating Systems Ltd, (2)	1,945,979
16,561	International Flavors & Fragrances Inc, (3)	1,861,125
6,429	Martin Marietta Materials Inc	1,847,759
57,509	Mosaic Co	1,492,934
27,510	Sealed Air Corp	1,162,848
13,583	Steel Dynamics Inc	465,489
	Total Materials	11,440,133
	Real Estate – 13.0%
17,639	Alexandria Real Estate Equities Inc	2,947,653
11,441	Boston Properties Inc	1,044,220
23,147	CBRE Group Inc, (2)	1,411,504
67,218	Duke Realty Corp	2,659,144
90,783	Healthpeak Properties Inc	2,691,716
169,500	Host Hotels & Resorts Inc	2,296,725
40,838	Iron Mountain Inc	1,375,016
34,312	Regency Centers Corp	1,618,840
38,005	UDR Inc	1,461,292
59,158	Ventas Inc	2,725,409
	Total Real Estate	20,231,519
	Utilities – 4.5%
46,041	CMS Energy Corp	2,618,812
98,544	NiSource Inc	2,182,750
63,762	UGI Corp	2,294,794
	Total Utilities	7,096,356
	Total Long-Term Investments (cost $131,334,735)	155,743,631

Nuveen ESG Mid-Cap Value ETF (NUMV) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.9%
	MONEY MARKET FUNDS – 0.9%
1,459,404	State Street Navigator Securities Lending Government Money Market Portfolio	0.060%	$1,459,404
	Total Investments Purchased with Collateral from Securities Lending (cost $1,459,404)		1,459,404

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	SHORT-TERM INVESTMENTS – 0.2%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.2%
$276	Federal Agricultural Mortgage Corp Discount Notes	0.000%	2/01/21	N/R	$276,000
	Total Short-Term Investments (cost $276,000)				276,000
	Total Investments (cost $133,070,139) – 100.9%				157,479,035
	Other Assets Less Liabilities – (0.9)%				(1,387,007)
	Net Assets – 100%				$156,092,028
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$155,743,631	$ —	$ —	$155,743,631
Investments Purchased with Collateral from Securities Lending	1,459,404	—	—	1,459,404
Short-Term Investments:
U.S. Government and Agency Obligations	—	276,000	—	276,000
Total	$157,203,035	$276,000	$ —	$157,479,035

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,395,760.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

Nuveen ESG Small-Cap ETF (NUSC)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9%
	Communication Services – 2.1%
7,034	Bandwidth Inc, Class A, (2)	$1,253,037
17,597	Boingo Wireless Inc, (2)	203,069
11,266	Cardlytics Inc, (2)	1,377,494
4,382	Cinemark Holdings Inc, (3)	88,692
50,409	Clear Channel Outdoor Holdings Inc, (2)	100,314
7,095	Cogent Communications Holdings Inc	404,060
53,080	Consolidated Communications Holdings Inc, (2)	324,053
29,689	EW Scripps Co	439,694
457,334	Globalstar Inc, (2)	480,201
38,692	Gray Television Inc, (2)	659,698
28,810	John Wiley & Sons Inc	1,314,024
7,256	New York Times Co	359,825
21,171	Scholastic Corp	545,577
3,875	TEGNA Inc	62,116
4,579	Tribune Publishing Co	66,899
71,410	TripAdvisor Inc, (2)	2,211,568
18,770	WideOpenWest Inc, (2)	199,900
16,196	World Wrestling Entertainment Inc	912,321
282,737	Zynga Inc, (2)	2,801,924
	Total Communication Services	13,804,466
	Consumer Discretionary – 16.5%
11,880	1-800-Flowerscom Inc, (2)	365,072
9,332	Aaron's Co Inc, (2)	158,084
8,856	American Axle & Manufacturing Holdings Inc, (2)	78,021
36,046	American Eagle Outfitters Inc	817,884
10,937	American Public Education Inc, (2)	314,767
1,813	Asbury Automotive Group Inc, (2)	258,552
2,611	AutoNation Inc, (2)	186,112
27,407	Big Lots Inc	1,635,650
27,219	Bright Horizons Family Solutions Inc, (2)	4,136,471
9,940	Brunswick Corp/DE	859,412
5,381	Buckle Inc	211,581
44,144	Callaway Golf Co	1,231,176
23,215	Camping World Holdings Inc	793,024

Shares	Description (1)	Value
	Consumer Discretionary (continued)
12,329	Carriage Services Inc	$408,336
13,326	Carter's Inc	1,173,221
308	Cavco Industries Inc, (2)	58,107
1,277	Century Communities Inc, (2)	59,942
2,167	Children's Place Inc, (2)	159,210
1,256	Columbia Sportswear Co	109,850
1,873	Cooper Tire & Rubber Co	68,833
32,821	Core-Mark Holding Co Inc	1,006,620
10,630	Crocs Inc, (2)	744,313
12,002	Dana Inc	232,359
31,597	Dave & Buster's Entertainment Inc, (2)	1,074,930
2,767	Deckers Outdoor Corp, (2)	807,909
11,372	Dine Brands Global Inc	781,939
11,770	Dorman Products Inc, (2)	1,069,069
14,303	El Pollo Loco Holdings Inc, (2)	291,066
16,876	Ethan Allen Interiors Inc	399,117
5,929	Five Below Inc, (2)	1,041,903
32,498	Foot Locker Inc	1,424,062
40,684	frontdoor Inc, (2)	2,239,247
40,223	GameStop Corp, (2)	13,072,475
26,738	Gap Inc, (2)	541,445
2,572	Genesco Inc, (2)	99,819
88,908	GoPro Inc, (2), (3)	795,727
3,067	Graham Holdings Co	1,742,393
7,739	Green Brick Partners Inc, (2)	154,006
5,936	Group 1 Automotive Inc	816,912
171,407	Hanesbrands Inc	2,620,813
54,219	Harley-Davidson Inc	2,173,640
9,763	Helen of Troy Ltd, (2)	2,384,613
2,002	Hibbett Sports Inc, (2)	113,013
59,326	Hilton Grand Vacations Inc, (2)	1,763,169
19,437	iRobot Corp, (2)	2,334,384
14,946	Jack in the Box Inc	1,407,016
4,554	Johnson Outdoors Inc	496,523
5,480	KB Home	228,187
31,794	Kontoor Brands Inc	1,148,399
9,323	Lands' End Inc, (2)	257,408
8,547	LCI Industries	1,105,811
29,415	Leggett & Platt Inc	1,206,015
44,144	Levi Strauss & Co	870,078

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Consumer Discretionary (continued)
3,403	LGI Homes Inc, (2)	$363,134
4,724	Lithia Motors Inc	1,505,444
154,201	Macy's Inc, (2)	2,319,183
14,976	Malibu Boats Inc, (2)	1,049,967
15,021	MarineMax Inc, (2)	628,328
3,787	Meritage Homes Corp, (2)	303,945
24,454	Monro Inc	1,429,825
10,729	Murphy USA Inc	1,336,512
3,191	National Vision Holdings Inc, (2)	147,967
67,699	Nordstrom Inc	2,399,930
35,614	ODP Corp, (2)	1,520,362
7,952	Overstockcom Inc, (2)	617,075
44,625	Planet Fitness Inc, (2)	3,213,000
6,320	PVH Corp	538,843
52,443	Quotient Technology Inc, (2)	464,645
2,632	Ralph Lauren Corp	265,964
15,602	RealReal Inc, (2)	369,455
9,822	Rent-A-Center Inc/TX	425,293
11,444	Revolve Group Inc, (2)	425,259
53,309	Sally Beauty Holdings Inc, (2)	804,966
24,356	Shake Shack Inc, (2)	2,762,458
14,908	Signet Jewelers Ltd, (2)	605,563
9,885	Sleep Number Corp, (2)	1,065,010
63,223	Sonos Inc, (2)	1,653,281
9,036	Steven Madden Ltd	303,610
33,438	Stitch Fix Inc, (2)	3,191,323
63,723	Tapestry Inc	2,014,921
21,416	Taylor Morrison Home Corp, (2)	556,388
60,991	Terminix Global Holdings Inc, (2)	2,908,051
20,411	Thor Industries Inc	2,469,935
132,919	Under Armour Inc, (2)	1,989,797
2,984	Visteon Corp, (2)	380,400
133,769	Wendy's Co	2,728,888
8,653	Williams-Sonoma Inc	1,115,545
8,956	Wolverine World Wide Inc	256,500
34,538	WW International Inc, (2)	917,329
21,107	YETI Holdings Inc, (2)	1,389,263
2,580	Zumiez Inc, (2)	111,146
	Total Consumer Discretionary	106,076,190

Shares	Description (1)	Value
	Consumer Staples – 4.0%
13,447	Beyond Meat Inc, (2)	$2,394,642
9,585	BJ's Wholesale Club Holdings Inc, (2)	403,241
112,615	Darling Ingredients Inc, (2)	6,983,256
12,723	Edgewell Personal Care Co	424,948
31,818	Energizer Holdings Inc	1,394,901
5,351	Flowers Foods Inc	122,859
22,548	Fresh Del Monte Produce Inc	551,750
18,539	Freshpet Inc, (2)	2,582,668
7,565	Medifast Inc	1,775,279
53,040	Performance Food Group Co, (2)	2,486,515
700	PriceSmart Inc	65,716
49,658	Simply Good Foods Co, (2)	1,417,239
28,271	Spectrum Brands Holdings Inc	2,136,439
2,850	TreeHouse Foods Inc, (2)	120,356
6,438	United Natural Foods Inc, (2)	174,341
87,997	US Foods Holding Corp, (2)	2,727,027
	Total Consumer Staples	25,761,177
	Energy – 2.3%
95,417	Archrock Inc	846,349
34,373	Cactus Inc	900,573
80,209	ChampionX Corp, (2)	1,226,396
109,279	Clean Energy Fuels Corp, (2)	1,117,924
27,228	Core Laboratories NV	897,979
54,579	Delek US Holdings Inc	1,023,902
10,841	DMC Global Inc	619,780
49,844	Liberty Oilfield Services Inc	599,125
92,745	NOV Inc, (2)	1,148,183
56,181	Oceaneering International Inc, (2)	474,729
28,756	Renewable Energy Group Inc, (2)	2,576,537
311,469	TechnipFMC PLC	3,329,604
	Total Energy	14,761,081
	Financials – 13.2%
663	Affiliated Managers Group Inc	73,056
10,100	Amalgamated Bank	148,066
5,168	Amerant Bancorp Inc, (2)	73,696
26,105	Ameris Bancorp	1,020,967
6,712	Argo Group International Holdings Ltd, (2)	270,829
33,863	Artisan Partners Asset Management Inc	1,638,969
1,038	BancFirst Corp	59,820
2,006	BancorpSouth Bank	55,466

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
727	Bank of Hawaii Corp	$56,844
50,719	Bank OZK	1,884,718
66,750	BankUnited Inc	2,312,887
7,637	Banner Corp	337,784
11,279	BOK Financial Corp	833,067
7,661	Boston Private Financial Holdings, Inc	93,388
3,146	Bridge Bancorp Inc	76,857
2,187	Bryn Mawr Bank Corp	67,972
13,601	Byline Bancorp Inc	218,568
89,441	Cadence BanCorp	1,602,783
3,463	CNO Financial Group Inc	73,450
13,804	Cohen & Steers Inc	904,162
3,513	Columbia Banking System Inc	135,321
37,706	Columbia Financial Inc, (2)	581,427
4,490	Commerce Bancshares Inc/MO	300,156
887	Community Bank System Inc	57,522
1,840	Community Trust Bancorp Inc	67,086
17,752	Cowen Inc	446,463
11,793	Crawford & Co	89,745
7,215	Cullen/Frost Bankers Inc	665,512
12,773	CVB Financial Corp	248,179
2,234	Diamond Hill Investment Group Inc	331,146
15,931	East West Bancorp Inc	954,904
13,014	eHealth Inc, (2)	622,720
8,966	Encore Capital Group, Inc, (2)	266,290
2,594	Federal Agricultural Mortgage Corp	197,144
53,999	First American Financial Corp	2,823,608
33,756	First Busey Corp	697,737
1,243	First Eagle Private Credit LLC, (2), (4)	104
16,880	First Financial Bancorp	309,242
2,550	First Hawaiian Inc	59,287
178,098	First Horizon Corp	2,473,781
2,998	First Interstate BancSystem Inc	115,903
39,664	Fulton Financial Corp	531,498
365,530	Genworth Financial Inc, (2)	1,038,105
9,339	Glacier Bancorp Inc	435,664
10,484	Goosehead Insurance Inc	1,400,662
8,556	Great Western Bancorp Inc	205,344
11,076	Green Dot Corp, (2)	556,347
28,788	Hancock Whitney Corp	982,822

Shares	Description (1)	Value
	Financials (continued)
34,835	Hannon Armstrong Sustainable Infrastructure Capital Inc	$2,060,490
14,543	Hanover Insurance Group Inc	1,635,651
10,130	Heartland Financial USA Inc	432,146
2,577	Heritage Financial Corp/WA	60,817
1,863	HomeStreet Inc	67,813
6,963	Independent Bank Corp	522,782
39,474	International Bancshares Corp	1,492,512
172,272	Investors Bancorp Inc	1,982,851
73,229	Janus Henderson Group PLC	2,252,524
23,689	KKR Real Estate Finance Trust Inc	405,556
46,471	LendingClub Corp, (2)	504,210
20,051	Live Oak Bancshares Inc	799,634
12,125	LPL Financial Holdings Inc	1,313,622
11,445	Luther Burbank Corp	112,047
6,393	Merchants Bancorp/IN	190,639
27,411	MGIC Investment Corp	321,257
13,285	Morningstar Inc	3,054,089
53,917	Mr Cooper Group Inc, (2)	1,468,160
185,377	New York Community Bancorp Inc	1,939,043
41,223	OceanFirst Financial Corp	748,610
17,892	Old National Bancorp/IN	300,407
9,824	Origin Bancorp Inc	310,340
29,431	PennyMac Financial Services Inc	1,706,998
194,082	People's United Financial Inc	2,651,160
29,364	Pinnacle Financial Partners Inc	2,012,315
46,046	Popular Inc	2,613,110
32,547	PRA Group Inc, (2)	1,073,075
15,059	Premier Financial Corp	418,038
8,190	Primerica Inc	1,140,949
39,545	ProAssurance Corp	724,860
18,721	PROG Holdings Inc	883,257
50,778	Provident Financial Services Inc	940,409
2,557	S&T Bancorp Inc	64,948
10,865	Seacoast Banking Corp of Florida, (2)	330,839
26,737	Simmons First National Corp	660,404
12,390	South State Corp	864,079
160,527	Starwood Property Trust Inc	3,011,487
5,733	Stewart Information Services Corp	265,897
12,060	StoneX Group Inc, (2)	645,451
80,989	Synovus Financial Corp	3,012,791

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
12,997	TCF Financial Corp	$505,063
18,171	Texas Capital Bancshares Inc, (2)	1,094,258
7,205	TFS Financial Corp	127,312
1,656	TriCo Bancshares	61,769
17,584	TriState Capital Holdings Inc, (2)	322,666
1,204	Triumph Bancorp Inc, (2)	69,037
20,019	Trupanion Inc, (2)	2,246,132
2,178	Trustmark Corp	59,830
2,936	Univest Corp of Pennsylvania	65,913
127,086	Valley National Bancorp	1,297,548
11,860	Victory Capital Holdings Inc	251,669
1,256	Virtus Investment Partners Inc	263,760
24,252	Webster Financial Corp	1,133,781
23,311	Western Alliance Bancorp	1,589,344
31,827	Wintrust Financial Corp	1,915,667
8,319	WSFS Financial Corp	357,467
	Total Financials	84,753,551
	Health Care – 15.2%
15,610	1Life Healthcare Inc, (2)	789,866
7,218	Acadia Healthcare Co Inc, (2)	365,808
35,727	ACADIA Pharmaceuticals Inc, (2)	1,716,682
23,372	Accelerate Diagnostics Inc, (2), (3)	239,797
15,041	Acceleron Pharma Inc, (2)	1,737,687
18,959	Achillion Pharmaceuticals Inc, (4)	8,721
15,312	Adaptive Biotechnologies Corp, (2)	849,357
684	Addus HomeCare Corp, (2)	76,984
27,765	Aerie Pharmaceuticals Inc, (2)	477,280
21,073	Agios Pharmaceuticals Inc, (2)	989,799
13,184	Alder Biopharmaceuticals Inc, (2), (4)	11,602
94,053	Allscripts Healthcare Solutions Inc, (2)	1,551,875
2,811	Amedisys Inc, (2)	807,628
32,728	AMN Healthcare Services Inc, (2)	2,360,343
17,256	AnaptysBio Inc, (2)	447,276
14,022	AngioDynamics Inc, (2)	262,772
36,053	Antares Pharma Inc, (2)	157,912
9,684	Applied Therapeutics Inc, (2)	202,783
6,820	Aprea Therapeutics Inc, (2), (3)	37,646
12,446	Arcturus Therapeutics Holdings Inc, (2), (3)	901,837
33,388	Arrowhead Pharmaceuticals Inc, (2)	2,576,552
13,587	Arvinas Inc, (2)	1,025,003

Shares	Description (1)	Value
	Health Care (continued)
37,066	Atara Biotherapeutics Inc, (2)	$684,238
4,795	AtriCure Inc, (2)	279,213
1,067	Atrion Corp	695,119
19,662	Avrobio Inc, (2)	281,363
8,016	Axsome Therapeutics Inc, (2)	545,809
103,704	BioCryst Pharmaceuticals Inc, (2)	883,558
1,260	BioTelemetry Inc, (2)	90,040
27,720	Bluebird Bio Inc, (2)	1,234,926
99,828	Brookdale Senior Living Inc, (2)	493,150
5,207	Bruker Corp	301,433
11,438	Cardiovascular Systems Inc, (2)	514,596
4,223	Chemed Corp	2,187,092
35,933	Coherus Biosciences Inc, (2)	675,540
20,804	Collegium Pharmaceutical Inc, (2)	502,209
2,580	Computer Programs and Systems Inc	79,412
10,591	Cortexyme Inc, (2)	415,379
7,266	CorVel Corp, (2)	718,026
31,721	Covetrus Inc, (2)	1,080,734
45,878	Dicerna Pharmaceuticals Inc, (2)	1,030,879
39,619	Durect Corp, (2)	81,615
8,345	Eagle Pharmaceuticals Inc/DE, (2)	389,461
1,325	Encompass Health Corp	106,530
16,355	Ensign Group Inc	1,280,269
45,499	Envista Holdings Corp, (2)	1,617,034
28,727	FibroGen Inc, (2)	1,384,067
28,505	Flexion Therapeutics Inc, (2)	346,906
20,734	G1 Therapeutics Inc, (2)	500,311
41,048	GenMark Diagnostics Inc, (2)	566,873
10,011	Glaukos Corp, (2)	887,876
34,127	Global Blood Therapeutics Inc, (2)	1,710,445
17,672	Globus Medical Inc, (2)	1,090,186
10,802	Haemonetics Corp, (2)	1,234,561
25,919	Hanger Inc, (2)	531,080
3,825	Health Catalyst Inc, (2)	190,026
5,048	Heska Corp, (2)	844,833
9,474	Hill-Rom Holdings Inc	909,883
2,275	HMS Holdings Corp, (2)	83,766
16,201	Homology Medicines Inc, (2)	196,842
4,136	IGM Biosciences Inc, (2)	394,326
23,036	Immunovant Inc, (2)	899,095

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
8,907	Inogen Inc, (2)	$435,820
43,136	Inovio Pharmaceuticals Inc, (2)	549,984
35,293	Insmed Inc, (2)	1,326,664
14,243	Intellia Therapeutics Inc, (2)	891,897
20,966	Intersect ENT Inc, (2)	471,106
7,138	Intra-Cellular Therapies Inc, (2)	229,487
7,516	iRhythm Technologies Inc, (2)	1,265,845
11,042	Kala Pharmaceuticals, Inc, (2)	82,042
26,744	Kura Oncology, Inc, (2)	800,983
2,165	LeMaitre Vascular Inc	104,050
3,116	LHC Group Inc, (2)	620,770
11,716	Ligand Pharmaceuticals Inc, (2)	2,171,561
2,779	Luminex Corp	78,062
18,816	MacroGenics, Inc, (2)	384,599
3,929	MEDNAX Inc, (2)	107,144
21,661	Meridian Bioscience Inc, (2)	478,708
22,620	Merit Medical Systems Inc, (2)	1,224,873
11,522	Merus NV, (2)	317,085
12,621	Mirati Therapeutics Inc, (2)	2,591,470
4,030	ModivCare Inc, (2)	639,037
12,492	Molecular Templates Inc, (2)	143,033
8,493	National Research Corp	384,733
45,573	NeoGenomics Inc, (2)	2,416,280
11,754	Novavax Inc, (2)	2,596,929
9,610	Odonate Therapeutics Inc, (2)	222,087
284,523	OPKO Health Inc, (2)	1,539,269
22,390	OraSure Technologies Inc, (2)	341,000
9,139	OrthoPediatrics Corp, (2)	422,039
31,372	Owens & Minor Inc	912,298
8,245	Passage Bio Inc, (2)	153,852
30,375	Patterson Cos Inc	962,280
19,040	Pennant Group Inc, (2)	1,023,781
4,171	Penumbra Inc, (2)	1,089,006
15,223	PetIQ Inc, (2)	527,629
3,733	Phathom Pharmaceuticals Inc, (2)	143,721
4,083	Phibro Animal Health Corp	84,681
2,346	Premier Inc	79,459
12,401	Progyny Inc, (2)	579,995
18,050	Prothena Corp PLC, (2)	202,341
4,388	Provention Bio Inc, (2)	60,423

Shares	Description (1)	Value
	Health Care (continued)
13,589	Quidel Corp, (2)	$3,410,431
16,314	Quotient Ltd, (2)	98,863
67,622	R1 RCM Inc, (2)	1,706,103
6,777	RadNet Inc, (2)	121,376
5,352	Reata Pharmaceuticals Inc, (2)	554,414
3,173	Relmada Therapeutics Inc, (2)	103,694
14,150	Repligen Corp, (2)	2,830,000
16,311	Revance Therapeutics Inc, (2)	414,952
17,470	Rhythm Pharmaceuticals Inc, (2)	536,154
2,463	Select Medical Holdings Corp, (2)	63,299
1,071	Shockwave Medical Inc, (2)	124,279
36,587	SIGA Technologies Inc, (2)	236,352
1,077	Silk Road Medical Inc, (2)	58,729
1,157	Simulations Plus Inc	91,565
14,074	SpringWorks Therapeutics Inc, (2)	1,172,505
8,341	STAAR Surgical Co, (2)	855,620
9,830	Surgery Partners Inc, (2)	366,462
1,313	Tactile Systems Technology Inc, (2)	71,624
2,298	Tandem Diabetes Care Inc, (2)	212,910
177,073	TherapeuticsMD Inc, (2)	292,170
5,351	Theravance Biopharma Inc, (2)	99,743
37,276	Tilray Inc, (2)	674,696
23,868	Tivity Health Inc, (2)	538,223
18,254	Tricida Inc, (2)	120,111
14,730	Turning Point Therapeutics Inc, (2)	1,848,468
17,808	Ultragenyx Pharmaceutical Inc, (2)	2,468,011
12,518	uniQure NV, (2)	443,262
1,591	US Physical Therapy Inc	191,461
9,836	Vapotherm Inc, (2)	339,834
27,355	Varex Imaging Corp, (2)	529,593
21,892	Vocera Communications Inc, (2)	962,153
10,511	XBiotech Inc, (2), (3)	196,871
14,400	Xenon Pharmaceuticals Inc, (2)	206,640
14,424	Y-mAbs Therapeutics Inc, (2)	605,952
3,201	Zogenix Inc, (2)	60,691
24,656	Zymeworks Inc, (2)	833,866
13,786	Zynex Inc, (2)	249,113
	Total Health Care	97,880,124
	Industrials – 15.4%
13,845	AAON Inc	1,024,530

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Industrials (continued)
14,272	Acuity Brands Inc	$1,716,065
112,708	ADT Inc	1,017,753
10,169	Advanced Drainage Systems Inc	838,739
2,116	AECOM, (2)	106,012
20,843	Aegion Corp, (2)	382,886
52,212	Allison Transmission Holdings Inc	2,125,028
2,439	ArcBest Corp	113,048
1,485	Armstrong World Industries Inc	116,142
4,726	Astec Industries Inc	281,055
20,932	Axon Enterprise Inc, (2)	3,436,197
20,854	Barnes Group Inc	1,002,452
54,267	Bloom Energy Corp, (2)	1,894,461
10,291	Boise Cascade Co	490,160
22,859	Brady Corp	1,049,457
37,398	Builders FirstSource Inc, (2)	1,430,474
17,023	Carlisle Cos Inc	2,467,143
3,829	Cimpress PLC, (2)	349,932
14,251	Comfort Systems USA Inc	789,933
16,185	Cubic Corp	990,198
5,706	Curtiss-Wright Corp	592,226
26,426	Donaldson Co Inc	1,570,761
14,065	EMCOR Group Inc	1,241,940
11,721	EnerSys	963,818
12,632	ESCO Technologies Inc	1,201,051
30,643	Flowserve Corp	1,089,665
27,481	Franklin Electric Co Inc	1,907,731
19,089	FTI Consulting Inc, (2)	2,099,217
11,573	GATX Corp	1,073,974
34,236	Granite Construction Inc	1,013,728
36,065	Great Lakes Dredge & Dock Corp, (2)	491,566
54,282	Healthcare Services Group Inc	1,759,823
12,204	Herman Miller Inc	417,987
19,810	Hexcel Corp	864,905
40,577	Hillenbrand Inc	1,667,715
30,989	HNI Corp	999,705
1,240	Hub Group Inc, Class A, (2)	65,261
12,502	Hubbell Inc	1,945,311
4,484	Hyster-Yale Materials Handling Inc	402,260
14,302	IAA Inc, (2)	817,216
860	ICF International Inc	66,332

Shares	Description (1)	Value
	Industrials (continued)
2,621	Kelly Services Inc	$51,162
4,103	Knoll Inc	61,381
5,506	Korn Ferry	251,074
2,363	Landstar System Inc	329,402
4,715	Lindsay Corp	659,299
20,004	Luxfer Holdings PLC	329,466
54,023	Macquarie Infrastructure Corp	1,501,299
9,919	ManpowerGroup Inc	877,236
21,626	Matthews International Corp	660,242
17,684	McGrath RentCorp	1,234,166
27,657	Mercury Systems Inc, (2)	1,965,306
12,948	Middleby Corp, (2)	1,757,303
2,806	Moog Inc	207,279
7,223	MSA Safety Inc	1,127,655
12,181	MYR Group Inc, (2)	677,385
20,304	Navistar International Corp, (2)	893,376
99,568	Nielsen Holdings PLC	2,223,354
7,313	Oshkosh Corp	669,798
46,310	PAE Inc, (2)	384,373
111,361	Pitney Bowes Inc	1,040,112
30,877	Quanta Services Inc	2,175,902
26,182	Raven Industries Inc	844,893
658	Regal Beloit Corp	82,566
53,542	Resideo Technologies Inc, (2)	1,236,820
38,996	Ryder System Inc	2,440,760
16,648	Schneider National Inc	349,608
24,280	SiteOne Landscape Supply Inc, (2)	3,828,470
1,928	SP Plus Corp, (2)	55,912
55,437	Steelcase Inc	716,800
12,340	Tennant Co	836,035
21,323	Tetra Tech Inc	2,592,237
6,352	Timken Co	480,592
43,016	Toro Co	4,054,258
31,786	Trex Co Inc, (2)	2,917,001
13,627	TriNet Group Inc, (2)	1,009,897
50,116	Triton International Ltd/Bermuda	2,322,376
26,498	TrueBlue Inc, (2)	492,598
13,050	Valmont Industries Inc	2,517,606
1,408	Vectrus Inc, (2)	72,371
7,390	Viad Corp	254,955

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Industrials (continued)
15,731	Watts Water Technologies Inc	$1,888,821
1,386	Werner Enterprises Inc	54,387
31,248	WESCO International Inc, (2)	2,378,285
122,768	WillScot Mobile Mini Holdings Corp, (2)	2,910,829
14,955	Woodward Inc	1,674,212
	Total Industrials	98,962,716
	Information Technology – 15.6%
17,836	8x8, Inc, (2)	628,719
50,318	ACI Worldwide Inc, (2)	1,931,708
8,336	ADTRAN Inc	143,379
9,881	Altair Engineering Inc, (2)	552,644
17,248	Anaplan Inc, (2)	1,150,442
450	Aspen Technology Inc, (2)	60,255
61,067	Avaya Holdings Corp, (2)	1,358,130
20,093	Avnet Inc	709,484
19,868	Badger Meter Inc	1,822,094
2,535	Benchmark Electronics Inc	64,212
21,255	Benefitfocus Inc, (2)	261,436
13,300	Billcom Holdings Inc, (2)	1,621,004
24,207	Blackbaud Inc	1,609,523
13,113	Blackline Inc, (2)	1,699,707
9,919	Box Inc, (2)	171,995
6,479	CDK Global Inc	323,302
22,311	Ciena Corp, (2)	1,191,184
19,369	Cirrus Logic Inc, (2)	1,814,682
558	Coherent Inc, (2)	112,069
60,681	CommScope Holding Co Inc, (2)	891,404
10,075	Concentrix Corp, (2)	1,077,219
122,811	Conduent Inc, (2)	591,949
29,796	Cree Inc, (2)	3,011,780
2,287	CSG Systems International Inc	98,547
7,352	CTS Corp	224,236
24,487	Dolby Laboratories Inc	2,155,591
164,745	DXC Technology Co	4,645,809
10,929	Elastic NV, (2)	1,660,771
33,756	Envestnet Inc, (2)	2,590,098
8,817	ePlus Inc, (2)	740,981
25,059	ExlService Holdings Inc, (2)	1,921,524
41,352	First Solar Inc, (2)	4,100,051
17,189	Five9 Inc, (2)	2,857,671

Shares	Description (1)	Value
	Information Technology (continued)
21,119	Flex Ltd, (2)	$372,539
31,559	FLIR Systems Inc	1,642,646
10,254	Harmonic Inc, (2)	79,571
43,935	Inseego Corp, (2)	806,647
20,030	Insight Enterprises Inc, (2)	1,524,283
19,449	Itron Inc, (2)	1,673,003
15,116	Kimball Electronics Inc, (2)	289,774
3,545	Knowles Corp, (2)	68,383
45,571	Kulicke & Soffa Industries Inc	1,625,518
871	Littelfuse Inc	211,975
15,950	Lumentum Holdings Inc, (2)	1,496,110
8,512	Manhattan Associates Inc, (2)	963,814
18,920	MAXIMUS Inc	1,420,135
4,678	Methode Electronics Inc	176,595
21,635	Mimecast Ltd, (2)	931,603
7,304	Model N Inc, (2)	248,190
14,031	MTS Systems Corp	821,375
54,925	National Instruments Corp	2,273,895
93,374	NCR Corp, (2)	3,114,957
3,173	NETGEAR Inc, (2)	131,330
20,399	New Relic Inc, (2)	1,533,597
4,814	Novanta Inc, (2)	601,365
55,056	Nutanix Inc, (2)	1,680,309
3,567	OneSpan Inc, (2)	83,182
35,805	Onto Innovation Inc, (2)	1,935,260
10,426	OSI Systems Inc, (2)	938,549
2,180	Paylocity Holding Corp, (2)	408,663
25,884	Plantronics Inc	821,040
643	Plexus Corp, (2)	49,460
10,207	Progress Software Corp	410,117
20,346	PROS Holdings Inc, (2)	857,380
1,501	Qualys Inc, (2)	207,843
77,182	Rambus Inc, (2)	1,466,072
907	Rapid7 Inc, (2)	78,746
51,791	Ribbon Communications Inc, (2)	378,592
2,778	Rogers Corp, (2)	433,562
188,635	Sabre Corp	2,033,485
9,275	Silicon Laboratories Inc, (2)	1,216,602
17,915	Smartsheet Inc, (2)	1,249,392
7,693	Sprout Social Inc, (2)	507,738

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Information Technology (continued)
24,520	SPS Commerce Inc, (2)	$2,424,783
4,843	SVMK Inc, (2)	122,092
27,545	Sykes Enterprises Inc, (2)	1,062,962
9,926	SYNNEX Corp	810,160
60,251	Teradata Corp, (2)	1,620,752
13,615	TTEC Holdings Inc	1,029,022
15,191	Universal Display Corp	3,506,387
18,718	Virtusa Corp, (2)	955,554
2,868	Vishay Precision Group Inc, (2)	91,747
33,782	Vontier Corp, (2)	1,095,550
22,720	WEX Inc, (2)	4,284,992
5,869	Workiva Inc, (2)	572,051
75,224	Xerox Holdings Corp	1,581,961
25,191	Zuora Inc, (2)	371,567
	Total Information Technology	100,086,477
	Materials – 4.2%
18,416	AptarGroup Inc	2,448,776
67,035	Avient Corp	2,576,155
14,391	Balchem Corp	1,540,269
80,793	Coeur Mining Inc, (2)	731,177
13,680	Compass Minerals International Inc	796,997
19,116	Domtar Corp	572,907
2,854	Greif Inc	128,887
3,276	Greif Inc	149,713
34,849	HB Fuller Co	1,773,466
17,957	Innospec Inc	1,576,445
15,222	Koppers Holdings Inc, (2)	506,588
40,525	Louisiana-Pacific Corp	1,540,355
14,880	Materion Corp	1,014,667
9,964	Minerals Technologies Inc	614,081
12,466	Myers Industries Inc	249,943
1,384	Neenah Inc	70,473
25,575	Reliance Steel & Aluminum Co	2,968,746
7,007	Royal Gold Inc	748,908
7,236	Schnitzer Steel Industries Inc	213,607
4,850	Scotts Miracle-Gro Co	1,073,838
2,992	Sonoco Products Co	173,267
14,598	Stepan Co	1,644,903
22,287	Trinseo SA	1,132,848

Shares	Description (1)	Value
	Materials (continued)
113,014	Valvoline Inc	$2,682,952
	Total Materials	26,929,968
	Real Estate – 9.3%
3,906	Alexander & Baldwin Inc	59,059
1,592	American Campus Communities Inc	65,527
50,464	American Homes 4 Rent	1,525,527
40,218	Armada Hoffler Properties Inc	432,344
16,599	Brandywine Realty Trust	182,589
69,300	Brixmor Property Group Inc	1,173,249
35,305	CatchMark Timber Trust Inc	321,982
8,602	Centerspace	601,624
31,528	City Office REIT Inc	296,994
299,176	Colony Capital Inc	1,483,913
19,914	CoreSite Realty Corp	2,677,238
21,579	Corporate Office Properties Trust	566,880
25,502	Cushman & Wakefield PLC, (2)	365,444
43,967	CyrusOne Inc	3,207,393
136,922	DiamondRock Hospitality Co, (2)	1,122,760
41,706	Douglas Emmett Inc	1,155,673
58,843	Easterly Government Properties Inc	1,291,604
105,838	Empire State Realty Trust Inc	1,043,563
67,873	Essential Properties Realty Trust Inc	1,413,116
9,942	Federal Realty Investment Trust	870,522
54,333	First Industrial Realty Trust Inc	2,208,093
37,249	Five Point Holdings LLC, (2)	234,669
13,305	Four Corners Property Trust Inc	350,720
78,441	Franklin Street Properties Corp	322,393
932	Howard Hughes Corp, (2)	80,310
69,262	Independence Realty Trust Inc	919,799
7,069	iStar Inc	107,307
87,028	JBG SMITH Properties	2,598,656
5,802	Jones Lang LaSalle Inc, (2)	848,310
71,881	Kennedy-Wilson Holdings Inc	1,235,634
33,734	Kilroy Realty Corp	1,910,356
109,046	Kimco Realty Corp	1,800,350
2,290	Life Storage Inc	186,854
81,046	Macerich Co	1,272,422
16,832	Marcus & Millichap Inc, (2)	601,407
81,243	MGM Growth Properties LLC	2,530,720
43,496	Outfront Media Inc	792,932

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Real Estate (continued)
126,406	Park Hotels & Resorts Inc	$2,108,452
25,152	Physicians Realty Trust	443,430
54,345	Piedmont Office Realty Trust Inc	835,826
48,874	PotlatchDeltic Corp	2,334,222
25,618	QTS Realty Trust Inc	1,667,732
96,439	Rayonier Inc	2,965,499
18,565	Realogy Holdings Corp, (2)	263,623
37,864	Rexford Industrial Realty Inc	1,853,064
48,551	RLJ Lodging Trust	626,793
10,918	RMR Group Inc	402,656
8,934	SITE Centers Corp	99,078
24,072	SL Green Realty Corp	1,624,379
12,428	St Joe Co	553,046
149,909	Sunstone Hotel Investors Inc	1,604,026
67,625	Tanger Factory Outlet Centers Inc	1,043,454
5,472	Tejon Ranch Co, (2)	87,169
133,785	Uniti Group Inc	1,646,893
30,545	Washington Real Estate Investment Trust	670,157
82,022	Xenia Hotels & Resorts Inc	1,186,858
	Total Real Estate	59,874,290
	Utilities – 2.1%
45,566	NextEra Energy Partners LP	3,713,629
38,349	ONE Gas Inc	2,804,462
27,840	Ormat Technologies Inc	3,178,214
38,702	Southwest Gas Holdings Inc	2,320,572
35,603	Sunnova Energy International Inc, (2)	1,561,192
	Total Utilities	13,578,069
	Total Long-Term Investments (cost $510,735,983)	642,468,109

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.1%
	MONEY MARKET FUNDS – 0.1%
884,441	State Street Navigator Securities Lending Government Money Market Portfolio, (5)	0.060%(6)	$884,441
	Total Investments Purchased with Collateral from Securities Lending (cost $884,441)		884,441

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (7)	Value
	SHORT-TERM INVESTMENTS – 0.1%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.1%
$713	Federal Agricultural Mortgage Corp Discount Notes	0.000%	2/01/21	N/R	$713,000
	Total Short-Term Investments (cost $713,000)				713,000
	Total Investments (cost $512,333,424) – 100.1%				644,065,550
	Other Assets Less Liabilities – (0.1)%				(774,388)
	Net Assets – 100%				$643,291,162
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$642,447,681	$ —	$20,428	$642,468,109
Investments Purchased with Collateral from Securities Lending	884,441	—	—	884,441
Short-Term Investments:
U.S. Government and Agency Obligations	—	713,000	—	713,000
Total	$643,332,122	$713,000	$20,428	$644,065,550

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $838,049.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(6)	The rate shown is the one-day yield as of the end of the reporting period.
(7)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
REIT	Real Estate Investment Trust